Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	SBL FUND
Central Index Key	dei_EntityCentralIndexKey	0000217087
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2012

SERIES A (LARGE CAP CORE SERIES) (Prospectus Summary) | SERIES A (LARGE CAP CORE SERIES)
SERIES A (LARGE CAP CORE SERIES)
INVESTMENT OBJECTIVE
Series A seeks long-term growth of capital.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SERIES A (LARGE CAP CORE SERIES) A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES A (LARGE CAP CORE SERIES) A
Management fees	0.75%
Other expenses	0.15%
Total annual fund operating expenses	0.90%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES A (LARGE CAP CORE SERIES) A	92	287	498	1,108

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance.
During the most recent fiscal year, the Series' portfolio turnover rate was 87%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Series A pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a widely-diversified portfolio of equity securities, which may include common stocks, rights, options, warrants, American Depositary Receipts ("ADRs") and convertible securities, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the S&P 500
Index. Although a universal definition of large market capitalization companies does not exist, for purposes of this Series, the Series generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P 500 Index, which is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. As of March 31, 2012, the S&P 500 Index consisted of securities of companies with capitalizations that ranged from $1.2 billion to $560.6 billion.

The Series pursues its objective by investing, under normal market conditions, approximately 50% of its total assets according to a Large Cap Growth strategy managed by Security Investors, LLC, also known as Guggenheim Investments (the
"Investment Manager"), and approximately 50% of its total assets to a Large Cap
Value strategy also managed by the Investment Manager.

The Investment Manager manages its allocation of the Series' assets according to each respective strategy, and the trading decisions with respect to each strategy are made independently. In order to maintain the target allocations between the two strategies, all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) will be divided between the two strategies, as appropriate. The Investment Manager will rebalance the allocation to the Series' strategies promptly to the extent the percentage of the Series' assets allocated to either strategy equals or exceeds 60% of the
Series' total assets.

The Investment Manager in its discretion may make adjustments if either of the strategies becomes over- or under-weighted as a result of market appreciation or depreciation. Accordingly, the performance of the Series could differ from the performance of each strategy if either had been maintained as a separate portfolio. As a consequence of the Investment Manager's efforts to maintain assets between the two strategies at the targeted percentages, the Investment
Manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to the strategy that is below its targeted percentage or (2) selling securities in the strategy that exceeds its targeted percentage with proceeds being reallocated to the strategy that is below its targeted percentage.

In choosing equity securities, the Investment Manager uses a blended approach, investing in growth stocks and value stocks, and may, to the extent consistent with the Series' investment policies, invest in a limited number of industries or industry sectors, including the technology sector. Growth-oriented stocks are stocks of established companies that typically have a record of consistent earnings growth. The Investment Manager typically chooses growth-oriented companies through a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as the differences in yields between different securities and interest rates, and a quantitative fundamental bottom-up approach. The Investment Manager will also invest in value-oriented stocks. Value-oriented companies appear to be undervalued relative to assets, earnings, growth potential or cash flows. The
Investment Manager uses a blend of qualitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time.
The Series typically sells a security when the reasons for buying it no longer apply, when the company begins to show deteriorating fundamentals or poor relative performance, or falls short of the Investment Manager's expectations.

The Series may also invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to maintain exposure to the equity markets, or to increase returns (i.e., speculative purposes).

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity.

Although the Series primarily invests in securities issued by domestic companies, there is no limit in the amount that the Series may invest in securities issued by foreign companies.

The Series actively trades its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the
opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Overweighting Risk - Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Technology Stocks Risk - Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return Lowest Quarter Return 3Q 2009 16.91% 4Q 2008 -21.97%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns SERIES A (LARGE CAP CORE SERIES)	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series A	(4.00%)	(2.89%)	0.13%
S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
SERIES A (LARGE CAP CORE SERIES) (Prospectus Summary) | SERIES A (LARGE CAP CORE SERIES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SERIES A (LARGE CAP CORE SERIES)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Series A seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE SERIES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall
		expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance.
During the most recent fiscal year, the Series' portfolio turnover rate was 87%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Series A pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a widely-diversified portfolio of equity securities, which may include common stocks, rights, options, warrants, American Depositary Receipts ("ADRs") and convertible securities, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the S&P 500
Index. Although a universal definition of large market capitalization companies does not exist, for purposes of this Series, the Series generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the S&P 500 Index, which is an unmanaged index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. As of March 31, 2012, the S&P 500 Index consisted of securities of companies with capitalizations that ranged from $1.2 billion to $560.6 billion.

The Series pursues its objective by investing, under normal market conditions, approximately 50% of its total assets according to a Large Cap Growth strategy managed by Security Investors, LLC, also known as Guggenheim Investments (the
"Investment Manager"), and approximately 50% of its total assets to a Large Cap
Value strategy also managed by the Investment Manager.

The Investment Manager manages its allocation of the Series' assets according to each respective strategy, and the trading decisions with respect to each strategy are made independently. In order to maintain the target allocations between the two strategies, all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) will be divided between the two strategies, as appropriate. The Investment Manager will rebalance the allocation to the Series' strategies promptly to the extent the percentage of the Series' assets allocated to either strategy equals or exceeds 60% of the
Series' total assets.

The Investment Manager in its discretion may make adjustments if either of the strategies becomes over- or under-weighted as a result of market appreciation or depreciation. Accordingly, the performance of the Series could differ from the performance of each strategy if either had been maintained as a separate portfolio. As a consequence of the Investment Manager's efforts to maintain assets between the two strategies at the targeted percentages, the Investment
Manager will allocate assets and rebalance when necessary by (1) allocating cash inflow to the strategy that is below its targeted percentage or (2) selling securities in the strategy that exceeds its targeted percentage with proceeds being reallocated to the strategy that is below its targeted percentage.

In choosing equity securities, the Investment Manager uses a blended approach, investing in growth stocks and value stocks, and may, to the extent consistent with the Series' investment policies, invest in a limited number of industries or industry sectors, including the technology sector. Growth-oriented stocks are stocks of established companies that typically have a record of consistent earnings growth. The Investment Manager typically chooses growth-oriented companies through a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as the differences in yields between different securities and interest rates, and a quantitative fundamental bottom-up approach. The Investment Manager will also invest in value-oriented stocks. Value-oriented companies appear to be undervalued relative to assets, earnings, growth potential or cash flows. The
Investment Manager uses a blend of qualitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time.
The Series typically sells a security when the reasons for buying it no longer apply, when the company begins to show deteriorating fundamentals or poor relative performance, or falls short of the Investment Manager's expectations.

The Series may also invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to maintain exposure to the equity markets, or to increase returns (i.e., speculative purposes).

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity.

Although the Series primarily invests in securities issued by domestic companies, there is no limit in the amount that the Series may invest in securities issued by foreign companies.

The Series actively trades its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in
		the market.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the
opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Overweighting Risk - Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Technology Stocks Risk - Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes
		down.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the
		purchase of such products.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return 3Q 2009 16.91% 4Q 2008 -21.97%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
SERIES A (LARGE CAP CORE SERIES) (Prospectus Summary) | SERIES A (LARGE CAP CORE SERIES) | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
SERIES A (LARGE CAP CORE SERIES) (Prospectus Summary) | SERIES A (LARGE CAP CORE SERIES) | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2002	rr_AnnualReturn2002	(24.10%)
Annual Return 2003	rr_AnnualReturn2003	21.70%
Annual Return 2004	rr_AnnualReturn2004	7.80%
Annual Return 2005	rr_AnnualReturn2005	4.30%
Annual Return 2006	rr_AnnualReturn2006	12.90%
Annual Return 2007	rr_AnnualReturn2007	(4.90%)
Annual Return 2008	rr_AnnualReturn2008	(37.40%)
Annual Return 2009	rr_AnnualReturn2009	29.80%
Annual Return 2010	rr_AnnualReturn2010	16.40%
Annual Return 2011	rr_AnnualReturn2011	(4.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.97%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series A
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.00%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.89%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.13%

SERIES B (LARGE CAP VALUE SERIES) (Prospectus Summary) | SERIES B (LARGE CAP VALUE SERIES)
SERIES B (LARGE CAP VALUE SERIES)
INVESTMENT OBJECTIVE
Series B seeks long-term growth of capital.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SERIES B (LARGE CAP VALUE SERIES) A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES B (LARGE CAP VALUE SERIES) A
Management fees	0.65%
Other expenses	0.15%
Total annual fund operating expenses	0.80%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES B (LARGE CAP VALUE SERIES) A	82	255	444	990

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance.
During the most recent fiscal year, the Series' portfolio turnover rate was 19%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Series B pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes)
in equity securities, which include common stocks, preferred stocks, rights, options, warrants, convertible debt securities of both U.S. and U.S.
dollar-denominated foreign issuers, and American Depositary Receipts ("ADRs"), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Value Index. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Series generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Value Index, which is an unmanaged index measuring the performance of the large cap value segment of the
U.S. equity universe and which includes companies with lower price-to-book ratios and lower expected growth values. As of March 31, 2012, the Russell 1000
Value Index consisted of securities of companies with capitalizations that ranged from $123.9 million to $405.5 billion. The Series is non-diversified, which means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund.

In choosing securities, Security Investors, LLC, also known as Guggenheim
Investments (the "Investment Manager"), primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment
Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time.

The Series may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities. These instruments are used to hedge the Series' portfolio, to maintain exposure to the equity markets, or to increase returns (i.e., speculative purposes).

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds ("ETFs") and other mutual funds. The Series may use these investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.

The Series typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment
Manager's expectations, among other reasons.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Non-Diversification Risk - The Series is considered nondiversified because it invests a large portion of its assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Preferred Securities Risk - Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return Lowest Quarter Return 2Q 2009 18.03% 4Q 2008 -23.33%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns SERIES B (LARGE CAP VALUE SERIES)	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series B	(3.88%)	(1.25%)	3.21%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	0.39%	(2.64%)	3.89%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
SERIES B (LARGE CAP VALUE SERIES) (Prospectus Summary) | SERIES B (LARGE CAP VALUE SERIES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SERIES B (LARGE CAP VALUE SERIES)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Series B seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE SERIES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall
		expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance.
During the most recent fiscal year, the Series' portfolio turnover rate was 19%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Series B pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes)
in equity securities, which include common stocks, preferred stocks, rights, options, warrants, convertible debt securities of both U.S. and U.S.
dollar-denominated foreign issuers, and American Depositary Receipts ("ADRs"), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Value Index. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Series generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Value Index, which is an unmanaged index measuring the performance of the large cap value segment of the
U.S. equity universe and which includes companies with lower price-to-book ratios and lower expected growth values. As of March 31, 2012, the Russell 1000
Value Index consisted of securities of companies with capitalizations that ranged from $123.9 million to $405.5 billion. The Series is non-diversified, which means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund.

In choosing securities, Security Investors, LLC, also known as Guggenheim
Investments (the "Investment Manager"), primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment
Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time.

The Series may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities. These instruments are used to hedge the Series' portfolio, to maintain exposure to the equity markets, or to increase returns (i.e., speculative purposes).

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds ("ETFs") and other mutual funds. The Series may use these investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.

The Series typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment
Manager's expectations, among other reasons.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in
		the market.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Non-Diversification Risk - The Series is considered nondiversified because it invests a large portion of its assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Preferred Securities Risk - Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes
		down.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Series is considered nondiversified because it invests a large portion of its assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the
		purchase of such products.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return 2Q 2009 18.03% 4Q 2008 -23.33%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
SERIES B (LARGE CAP VALUE SERIES) (Prospectus Summary) | SERIES B (LARGE CAP VALUE SERIES) | Russell 1000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.89%
SERIES B (LARGE CAP VALUE SERIES) (Prospectus Summary) | SERIES B (LARGE CAP VALUE SERIES) | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	990
Annual Return 2002	rr_AnnualReturn2002	(24.10%)
Annual Return 2003	rr_AnnualReturn2003	28.80%
Annual Return 2004	rr_AnnualReturn2004	10.80%
Annual Return 2005	rr_AnnualReturn2005	10.50%
Annual Return 2006	rr_AnnualReturn2006	22.00%
Annual Return 2007	rr_AnnualReturn2007	5.80%
Annual Return 2008	rr_AnnualReturn2008	(37.20%)
Annual Return 2009	rr_AnnualReturn2009	26.50%
Annual Return 2010	rr_AnnualReturn2010	16.20%
Annual Return 2011	rr_AnnualReturn2011	(3.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.33%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series B
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.88%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.21%

SERIES C (MONEY MARKET SERIES) (Prospectus Summary) | SERIES C (MONEY MARKET SERIES)
SERIES C (MONEY MARKET SERIES)
INVESTMENT OBJECTIVE
Series C seeks as high a level of current income as is consistent with preservation of capital by investing in money market securities with varying maturities.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SERIES C (MONEY MARKET SERIES) A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES C (MONEY MARKET SERIES) A
Management fees	0.50%
Other expenses	0.20%
Total annual fund operating expenses	0.70%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES C (MONEY MARKET SERIES) A	72	224	390	871

PRINCIPAL INVESTMENT STRATEGIES
Series C pursues its objective by investing in a diversified and liquid portfolio of high-quality money market instruments. Generally, the Series is required to invest its assets in the securities of issuers with the highest short-term credit rating, and it may not invest more than 3% of its assets in securities with the second-highest short-term credit rating. Unlike a traditional money market fund, the Series does not seek to maintain a stable share price of $1.00 and it is possible to lose money by investing in the
Series. The Series is subject to certain portfolio quality, maturity, diversification and liquidity requirements under the federal securities laws, including the following:

o   Maintain a dollar-weighted average portfolio maturity of 60 calendar days or less and a dollar-weighted average life to maturity of 120 calendar days or less

o   Invest only in high-quality, dollar-denominated, short-term obligations

A money market instrument is a short-term debt instrument issued by banks or other U.S. corporations, or the U.S. government or state or local governments.
Money market instruments have limited maturity dates and may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed commercial paper and repurchase agreements. Money market instruments may also include certain securities with limitations on resale (i.e., "restricted securities," which include Rule 144A securities that are eligible for resale to qualified institutional buyers).

Security Investors, LLC, also known as Guggenheim Investments (the "Investment
Manager"), attempts to increase return and manage risk by (1) selecting securities that mature at regular intervals over the life of the portfolio;
(2) purchasing only instruments that have minimal credit risk, as determined by
Guggenheim Investments, and that have received a rating from the requisite nationally recognized statistical rating organizations in one of the two highest short-term categories or an unrated security that is of comparable quality; and
(3) constantly evaluating alternative investment opportunities for diversification without additional risk.
PRINCIPAL RISKS
An investment in the Series is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. It is possible to lose money by investing in the Series.
The principal risks of investing in the Series are listed below.

Credit Risk - The Series could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region. The Series may not maintain a positive yield. In addition, unlike a traditional money market fund, the Series does not seek to maintain a stable share price of $1.00. As a result, the Series' share price which is its net assets value per share, will vary.

Liquidity Risk - Although the Series primarily invests in a diversified portfolio of high quality instruments of governmental and private issuers, the
Series' investments may become less liquid as a result of market developments or adverse investor perception.

Prepayment Risk - Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory Risk - Regulations of money market funds are evolving. New regulations may affect negatively the Series' performance, yield and cost.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing the Series' average annual returns for one, five, and ten years. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return Lowest Quarter Return 3Q 2006 1.21% 4Q 2011 -0.15%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SERIES C (MONEY MARKET SERIES) A	Series C	(0.52%)	1.08%	1.49%

The Series' seven-day yield for the period ended December 31, 2011 was -0.61%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
SERIES C (MONEY MARKET SERIES) (Prospectus Summary) | SERIES C (MONEY MARKET SERIES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SERIES C (MONEY MARKET SERIES)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Series C seeks as high a level of current income as is consistent with preservation of capital by investing in money market securities with varying maturities.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE SERIES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall
		expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Series C pursues its objective by investing in a diversified and liquid portfolio of high-quality money market instruments. Generally, the Series is required to invest its assets in the securities of issuers with the highest short-term credit rating, and it may not invest more than 3% of its assets in securities with the second-highest short-term credit rating. Unlike a traditional money market fund, the Series does not seek to maintain a stable share price of $1.00 and it is possible to lose money by investing in the
Series. The Series is subject to certain portfolio quality, maturity, diversification and liquidity requirements under the federal securities laws, including the following:

o   Maintain a dollar-weighted average portfolio maturity of 60 calendar days or less and a dollar-weighted average life to maturity of 120 calendar days or less

o   Invest only in high-quality, dollar-denominated, short-term obligations

A money market instrument is a short-term debt instrument issued by banks or other U.S. corporations, or the U.S. government or state or local governments.
Money market instruments have limited maturity dates and may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, commercial paper, asset-backed commercial paper and repurchase agreements. Money market instruments may also include certain securities with limitations on resale (i.e., "restricted securities," which include Rule 144A securities that are eligible for resale to qualified institutional buyers).

Security Investors, LLC, also known as Guggenheim Investments (the "Investment
Manager"), attempts to increase return and manage risk by (1) selecting securities that mature at regular intervals over the life of the portfolio;
(2) purchasing only instruments that have minimal credit risk, as determined by
Guggenheim Investments, and that have received a rating from the requisite nationally recognized statistical rating organizations in one of the two highest short-term categories or an unrated security that is of comparable quality; and
(3) constantly evaluating alternative investment opportunities for
		diversification without additional risk.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	An investment in the Series is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. It is possible to lose money by investing in the Series.
The principal risks of investing in the Series are listed below.

Credit Risk - The Series could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region. The Series may not maintain a positive yield. In addition, unlike a traditional money market fund, the Series does not seek to maintain a stable share price of $1.00. As a result, the Series' share price which is its net assets value per share, will vary.

Liquidity Risk - Although the Series primarily invests in a diversified portfolio of high quality instruments of governmental and private issuers, the
Series' investments may become less liquid as a result of market developments or adverse investor perception.

Prepayment Risk - Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory Risk - Regulations of money market funds are evolving. New regulations may affect negatively the Series' performance, yield and cost.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which
		may result in substantial losses to the Series.
Risk, Money Market Fund	rr_RiskMoneyMarketFund	It is possible to lose money by investing in the Series.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Series is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing the Series' average annual returns for one, five, and ten years. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the
		purchase of such products.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing the Series' average annual returns for one, five, and ten years.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return 3Q 2006 1.21% 4Q 2011 -0.15%
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The Series' seven-day yield for the period ended December 31, 2011 was -0.61%
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Money Market, Seven Day Yield, Caption	rr_MoneyMarketSevenDayYieldCaption	The Series' seven-day yield for the period ended December 31, 2011 was
SERIES C (MONEY MARKET SERIES) (Prospectus Summary) | SERIES C (MONEY MARKET SERIES) | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	871
Annual Return 2002	rr_AnnualReturn2002	1.20%
Annual Return 2003	rr_AnnualReturn2003	0.60%
Annual Return 2004	rr_AnnualReturn2004	0.70%
Annual Return 2005	rr_AnnualReturn2005	2.70%
Annual Return 2006	rr_AnnualReturn2006	4.40%
Annual Return 2007	rr_AnnualReturn2007	4.70%
Annual Return 2008	rr_AnnualReturn2008	2.10%
Annual Return 2009	rr_AnnualReturn2009	(0.40%)
Annual Return 2010	rr_AnnualReturn2010	(0.40%)
Annual Return 2011	rr_AnnualReturn2011	(0.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.15%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.52%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.08%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.49%
Money Market, Seven Day Yield	rr_MoneyMarketSevenDayYield	(0.61%)

SERIES D (MSCI EAFE EQUAL WEIGHT SERIES) (Prospectus Summary) | SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)
SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)
INVESTMENT OBJECTIVE
Series D (MSCI EAFE Equal Weight Series) (the "Series") seeks performance that corresponds, before fees and expenses, to the price and yield performance of the
MSCI EAFE Equal Weighted Index (the "Underlying Index").
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SERIES D (MSCI EAFE EQUAL WEIGHT SERIES) A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES D (MSCI EAFE EQUAL WEIGHT SERIES) A
Management fees	0.70%
Other expenses	0.51%
Total annual fund operating expenses	1.21%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES D (MSCI EAFE EQUAL WEIGHT SERIES) A	123	384	665	1,466

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance.
During the most recent fiscal year, the Series' portfolio turnover rate was 171%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Series primarily uses a passive management strategy, known as
"representative sampling," to track the performance of the Underlying Index.
"Representative sampling" refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, primarily consisting of American Depositary Receipts ("ADRs") and Global
Depositary Receipts ("GDRs"), that have an investment profile similar to the
Underlying Index and some, but not all, of the component securities of the
Underlying Index. This technique involves the use of risk management and quantitative stock picking strategies. Under normal circumstances, the Series will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Series may hold up to 20% of its assets in securities not included in or representative of the Underlying Index, including ADRs and exchange traded funds ("ETFs"). The
Investment Manager expects that, over time, if the Series has sufficient assets, the correlation between the Series' performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. However, fees and expenses incurred by the Series as well as the size and frequency of cash flows into and out of the Series as well as other factors will cause differences in performance, usually making it harder for the Series to correlate to the Underlying Index. The Series may invest in a variety of investment vehicles, such as ETFs and other mutual funds.
The Series may use these investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. The Series may also invest in futures contracts in order to maintain exposure to the securities and currency markets at times when it is not able to purchase the corresponding securities and currencies or it believes that it is more appropriate to use futures.

The MSCI EAFE Equal Weighted Index is an unmanaged equal-weighted version of the
MSCI EAFE Index, which means that each security included in the index has the same weight on each rebalancing date and then fluctuates based on the performance of the security until weights are reset equally on the next rebalancing date. The MSCI EAFE Equal Weighted Index is generally rebalanced quarterly. The Series' investments will be weighted and rebalanced in accordance with the MSCI EAFE Equal Weighted Index. The MSCI EAFE Index (Europe,
Australasia, Far East) is an index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of March 31,
2012, the MSCI EAFE Index consisted of separate sub-indices representing the following 22 developed market countries: Australia, Austria, Belgium, Denmark,
Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom, with capitalizations ranging from $1.2 billion to $199.3 billion. Both Indices are denominated in U.S. Dollars.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Capitalization Securities Risk - The Series' Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Series may be subject to the risk that the pre-dominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole.

Currency Risk - The Series' indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.

Depositary Receipt Risk - The Series may hold the securities of non-U.S.
companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Series' portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Series' portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Futures Contract Risk - Futures contracts may be more volatile than direct investments in underlying securities, involve additional expenses and may involve a small initial investment relative to the risk assumed.

Geographic Focus Risk - To the extent that the Series' investments are focused in a particular country or region, the Series will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Series' exposure generally will be focused on a particular country or region to the same extent as the Underlying Index. The
Series has focused investment exposure to the regions listed below.

Australasia and Asia - Certain Australasian or Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, reliance on exports and economic cycles. Economic events in any one country can have a significant economic effect on the entire region as well as on major trading partners.

Europe - The European economy is diverse and includes both large, competitive economies and smaller, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro, debt levels and recessions in EU economies. The European financial markets have recently experienced volatility due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. Economic
uncertainty may have an adverse effect on the value of the Series' investments.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Liquidity Risk - Some of the Series' investments may become less liquid as a result of market developments or adverse investor perception.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Non-Correlation Risk - The performance of the Series is unlikely to exactly match or correlate to that of the Underlying Index, either on a daily basis or over a longer period of time. Factors such as Series expenses, imperfect correlation between the Series' investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to imperfect correlation. This causes the Series' performance to be less than you expect. In addition, the Series' risk management and quantitative investing strategies may not work as expected, causing the performance of the Series to be less than that of a more classic index fund (i.e., index funds that do not employ "representative sampling," as discussed above).

Passive Investment Risk - The Series is not actively "managed." This means that, based on market and economic conditions, the Series' performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. The
MSCI World Index served as the Series' benchmark index prior to May 2, 2011.
Effective May 2, 2011, the Series changed its name and principal investment strategy. As a result of the change in investment strategy, the Series changed its benchmark to the MSCI EAFE Equal Weighted Index. However, the inception date of the MSCI EAFE Equal Weighted Index was January 22,2008, and therefore performance for certain time periods is not available. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Returns Lowest Quarter Returns 2Q 2003 21.43% 3Q 2011 -18.38%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series D	(15.80%)	(4.79%)	3.22%
MSCI EAFE Equal Weighted Index	MSCI EAFE Equal Weighted Index (reflects no deductions for fees, expenses, or taxes)	(14.64%)
MSCI World Index	MSCI World Index (reflects no deductions for fees, expenses, or taxes)	(5.54%)	(2.37%)	3.62%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
SERIES D (MSCI EAFE EQUAL WEIGHT SERIES) (Prospectus Summary) | SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SERIES D (MSCI EAFE EQUAL WEIGHT SERIES)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Series D (MSCI EAFE Equal Weight Series) (the "Series") seeks performance that corresponds, before fees and expenses, to the price and yield performance of the
		MSCI EAFE Equal Weighted Index (the "Underlying Index").
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE SERIES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall
		expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance.
During the most recent fiscal year, the Series' portfolio turnover rate was 171%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	171.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Series primarily uses a passive management strategy, known as
"representative sampling," to track the performance of the Underlying Index.
"Representative sampling" refers to an indexing strategy that generally involves investing in a representative sample of securities or financial instruments, primarily consisting of American Depositary Receipts ("ADRs") and Global
Depositary Receipts ("GDRs"), that have an investment profile similar to the
Underlying Index and some, but not all, of the component securities of the
Underlying Index. This technique involves the use of risk management and quantitative stock picking strategies. Under normal circumstances, the Series will invest at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities included in the Underlying Index. The Series may hold up to 20% of its assets in securities not included in or representative of the Underlying Index, including ADRs and exchange traded funds ("ETFs"). The
Investment Manager expects that, over time, if the Series has sufficient assets, the correlation between the Series' performance, before fees and expenses, and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. However, fees and expenses incurred by the Series as well as the size and frequency of cash flows into and out of the Series as well as other factors will cause differences in performance, usually making it harder for the Series to correlate to the Underlying Index. The Series may invest in a variety of investment vehicles, such as ETFs and other mutual funds.
The Series may use these investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. The Series may also invest in futures contracts in order to maintain exposure to the securities and currency markets at times when it is not able to purchase the corresponding securities and currencies or it believes that it is more appropriate to use futures.

The MSCI EAFE Equal Weighted Index is an unmanaged equal-weighted version of the
MSCI EAFE Index, which means that each security included in the index has the same weight on each rebalancing date and then fluctuates based on the performance of the security until weights are reset equally on the next rebalancing date. The MSCI EAFE Equal Weighted Index is generally rebalanced quarterly. The Series' investments will be weighted and rebalanced in accordance with the MSCI EAFE Equal Weighted Index. The MSCI EAFE Index (Europe,
Australasia, Far East) is an index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. As of March 31,
2012, the MSCI EAFE Index consisted of separate sub-indices representing the following 22 developed market countries: Australia, Austria, Belgium, Denmark,
Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, and the United Kingdom, with capitalizations ranging from $1.2
		billion to $199.3 billion. Both Indices are denominated in U.S. Dollars.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Capitalization Securities Risk - The Series' Underlying Index may be composed primarily of, or have significant exposure to, securities in a particular capitalization range, e.g., large-, mid- or small-cap securities. As a result, the Series may be subject to the risk that the pre-dominate capitalization range represented in the Underlying Index may underperform other segments of the equity market or the equity market as a whole.

Currency Risk - The Series' indirect and direct exposure to foreign currencies subjects the Series to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.

Depositary Receipt Risk - The Series may hold the securities of non-U.S.
companies in the form of ADRs and GDRs. The underlying securities of the ADRs and GDRs in the Series' portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Series' portfolio. In addition, the value of the securities underlying the ADRs and GDRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Futures Contract Risk - Futures contracts may be more volatile than direct investments in underlying securities, involve additional expenses and may involve a small initial investment relative to the risk assumed.

Geographic Focus Risk - To the extent that the Series' investments are focused in a particular country or region, the Series will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Series' exposure generally will be focused on a particular country or region to the same extent as the Underlying Index. The
Series has focused investment exposure to the regions listed below.

Australasia and Asia - Certain Australasian or Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, reliance on exports and economic cycles. Economic events in any one country can have a significant economic effect on the entire region as well as on major trading partners.

Europe - The European economy is diverse and includes both large, competitive economies and smaller, struggling economies. The European economy is vulnerable to decreasing imports or exports, changes in governmental regulations on trade, changes in the exchange rate of the euro, debt levels and recessions in EU economies. The European financial markets have recently experienced volatility due to concerns about rising government debt levels of several European countries, including Greece, Spain, Ireland, Italy and Portugal. Economic
uncertainty may have an adverse effect on the value of the Series' investments.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Liquidity Risk - Some of the Series' investments may become less liquid as a result of market developments or adverse investor perception.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Non-Correlation Risk - The performance of the Series is unlikely to exactly match or correlate to that of the Underlying Index, either on a daily basis or over a longer period of time. Factors such as Series expenses, imperfect correlation between the Series' investments and those of the Underlying Index, rounding of share prices, changes to the composition of the Underlying Index, regulatory policies, and high portfolio turnover rate all contribute to imperfect correlation. This causes the Series' performance to be less than you expect. In addition, the Series' risk management and quantitative investing strategies may not work as expected, causing the performance of the Series to be less than that of a more classic index fund (i.e., index funds that do not employ "representative sampling," as discussed above).

Passive Investment Risk - The Series is not actively "managed." This means that, based on market and economic conditions, the Series' performance could be lower than other types of mutual funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies,
		performance, costs and operations of the Series.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. The
MSCI World Index served as the Series' benchmark index prior to May 2, 2011.
Effective May 2, 2011, the Series changed its name and principal investment strategy. As a result of the change in investment strategy, the Series changed its benchmark to the MSCI EAFE Equal Weighted Index. However, the inception date of the MSCI EAFE Equal Weighted Index was January 22,2008, and therefore performance for certain time periods is not available. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the
		purchase of such products.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Returns Lowest Quarter Returns 2Q 2003 21.43% 3Q 2011 -18.38%
Performance Table, Market Index Changed	rr_PerformanceTableMarketIndexChanged	The MSCI World Index served as the Series' benchmark index prior to May 2, 2011. Effective May 2, 2011, the Series changed its name and principal investment strategy. As a result of the change in investment strategy, the Series changed its benchmark to the MSCI EAFE Equal Weighted Index.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
SERIES D (MSCI EAFE EQUAL WEIGHT SERIES) (Prospectus Summary) | SERIES D (MSCI EAFE EQUAL WEIGHT SERIES) | MSCI EAFE Equal Weighted Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Equal Weighted Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.64%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
SERIES D (MSCI EAFE EQUAL WEIGHT SERIES) (Prospectus Summary) | SERIES D (MSCI EAFE EQUAL WEIGHT SERIES) | MSCI World Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.54%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.37%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.62%
SERIES D (MSCI EAFE EQUAL WEIGHT SERIES) (Prospectus Summary) | SERIES D (MSCI EAFE EQUAL WEIGHT SERIES) | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.51%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	123
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	665
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,466
Annual Return 2002	rr_AnnualReturn2002	(22.70%)
Annual Return 2003	rr_AnnualReturn2003	43.50%
Annual Return 2004	rr_AnnualReturn2004	18.80%
Annual Return 2005	rr_AnnualReturn2005	13.50%
Annual Return 2006	rr_AnnualReturn2006	17.30%
Annual Return 2007	rr_AnnualReturn2007	8.90%
Annual Return 2008	rr_AnnualReturn2008	(38.40%)
Annual Return 2009	rr_AnnualReturn2009	19.70%
Annual Return 2010	rr_AnnualReturn2010	15.70%
Annual Return 2011	rr_AnnualReturn2011	(15.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.38%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series D
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.80%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.79%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.22%

SERIES E (U.S. INTERMEDIATE BOND SERIES) (Prospectus Summary) | SERIES E (U.S. INTERMEDIATE BOND SERIES)
SERIES E (U.S. INTERMEDIATE BOND SERIES)
INVESTMENT OBJECTIVE
Series E seeks to provide current income.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SERIES E (U.S. INTERMEDIATE BOND SERIES) A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SERIES E (U.S. INTERMEDIATE BOND SERIES) A
Management fees		0.75%
Other expenses		0.17%
Total annual fund operating expenses		0.92%
Fee waiver (and/or expense reimbursement)	[1]	(0.11%)
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)		0.81%
[1]	The Investment Manager has contractually agreed through May 1, 2013 to waive fees and/or reimburse Series expenses to the extent necessary to limit the ordinary operating expenses (exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Series to the annual percentage of 0.81% of average daily net assets of the Series. The Series may have "Total annual operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Series of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES E (U.S. INTERMEDIATE BOND SERIES) A	83	282	499	1,121

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 49% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
In pursuit of its objective, the Series will invest, under normal market conditions, at least 80% of its net assets in investment grade U.S. fixed income securities
(i.e., rated in the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security Investors,
LLC, also known as Guggenheim Investments (the "Investment  Manager"), to be of
comparable quality). Such fixed income securities may include corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities, and mortgage-backed and asset-backed securities.
For purposes of the Series' 80% policy, U.S. fixed income securities include securities issued by an issuer: (1) that is domiciled in the U.S.; (2) conducts a majority of its business in the U.S.; or (3) is listed in the Barclays Capital
Intermediate U.S. Government/Credit Index (the "Index") at the time of purchase, or will be listed in the Index. Although the Series will invest at least 80% of its net assets in U.S. investment grade fixed-income securities, such securities
(especially those in the lowest of the top four long-term rating categories) may have speculative characteristics. The Investment Manager will attempt to maintain a dollar-weighted average duration of 3 to 4.5 years and a dollar weighted average maturity of 3 to 10 years in managing the Series' portfolio.

While the Series will invest primarily in domestic fixed income securities, it also may invest in dollar-denominated fixed income securities issued by foreign issuers. Consistent with its investment objective and principal investment strategies, the Series also may invest in debt securities that are not investment grade (also known as "high yield/high risk securities" or "junk bonds") or securities that include limitations on resale (i.e., "restricted securities," which include Rule 144A securities that are eligible for resale to qualified institutional buyers). Further, the Series may enter into derivative instruments including futures contracts, options on futures contracts, options on securities, and credit derivative instruments for purposes of enhancing income, hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities (i.e., speculative purposes).

The Investment Manager uses a combination of a qualitative top-down approach in reviewing growth trends based upon several fixed income factors, such as the differences in yields between different securities and interest rates, along with a quantitative fundamental bottom-up approach in selecting asset classes and securities. The Investment Manager analyzes broad economic growth trends in the selection of duration weighting and construction and then uses credit analysis and relative value in selecting securities. Duration is a measure of the Series' exposure to interest rate risk. The Investment Manager's credit analysis includes looking at factors such as an issuer's management experience, cash flow, position in its market, capital structure, general economic factors and market conditions, as well as global market conditions.

To determine the relative value of a security, the Investment Manager compares the credit risk and yield of the security to the credit risk and yield of other securities of the same or another asset class. Higher quality securities tend to have lower yields than lower quality securities. Based upon current market conditions, the Investment Manager will consider the relative risks and rewards of various asset classes and securities in selecting securities for the Series.

The Investment Manager may determine to sell a security (1) if it can purchase a security with a better relative value; (2) if a security's credit rating has been changed or there is a change in fundamentals; (3) if it believes diversification of the Series is compromised due to mergers or acquisitions; or
(4) to meet redemption requests, among other reasons.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Asset-Backed and Mortgage-Backed Securities Risk - Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Credit Derivative Transactions Risk - Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if a Series had invested in the reference obligation directly. This is because, among other reasons, if the Series is a buyer of credit default swaps and no event of default occurs, the Series will have made a series of periodic payments and recovered nothing of monetary value.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Credit Risk - The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Foreign Securities Risk - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield Securities Risk - Higher yielding, below investment grade and other high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Prepayment Risk - Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return Lowest Quarter Return 3Q 2002 4.29% 4Q 2008 -5.52%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns SERIES E (U.S. INTERMEDIATE BOND SERIES)	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series E	5.16%	2.59%	3.47%
Barclays Capital Intermediate U.S. Government/Credit Index	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deductions for fees, expenses, or taxes)	5.80%	5.88%	5.20%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
SERIES E (U.S. INTERMEDIATE BOND SERIES) (Prospectus Summary) | SERIES E (U.S. INTERMEDIATE BOND SERIES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SERIES E (U.S. INTERMEDIATE BOND SERIES)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Series E seeks to provide current income.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE SERIES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall
		expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 49% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	In pursuit of its objective, the Series will invest, under normal market conditions, at least 80% of its net assets in investment grade U.S. fixed income securities
(i.e., rated in the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security Investors,
LLC, also known as Guggenheim Investments (the "Investment  Manager"), to be of
comparable quality). Such fixed income securities may include corporate bonds and other corporate debt securities, securities issued by the U.S. government or its agencies and instrumentalities, and mortgage-backed and asset-backed securities.
For purposes of the Series' 80% policy, U.S. fixed income securities include securities issued by an issuer: (1) that is domiciled in the U.S.; (2) conducts a majority of its business in the U.S.; or (3) is listed in the Barclays Capital
Intermediate U.S. Government/Credit Index (the "Index") at the time of purchase, or will be listed in the Index. Although the Series will invest at least 80% of its net assets in U.S. investment grade fixed-income securities, such securities
(especially those in the lowest of the top four long-term rating categories) may have speculative characteristics. The Investment Manager will attempt to maintain a dollar-weighted average duration of 3 to 4.5 years and a dollar weighted average maturity of 3 to 10 years in managing the Series' portfolio.

While the Series will invest primarily in domestic fixed income securities, it also may invest in dollar-denominated fixed income securities issued by foreign issuers. Consistent with its investment objective and principal investment strategies, the Series also may invest in debt securities that are not investment grade (also known as "high yield/high risk securities" or "junk bonds") or securities that include limitations on resale (i.e., "restricted securities," which include Rule 144A securities that are eligible for resale to qualified institutional buyers). Further, the Series may enter into derivative instruments including futures contracts, options on futures contracts, options on securities, and credit derivative instruments for purposes of enhancing income, hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities (i.e., speculative purposes).

The Investment Manager uses a combination of a qualitative top-down approach in reviewing growth trends based upon several fixed income factors, such as the differences in yields between different securities and interest rates, along with a quantitative fundamental bottom-up approach in selecting asset classes and securities. The Investment Manager analyzes broad economic growth trends in the selection of duration weighting and construction and then uses credit analysis and relative value in selecting securities. Duration is a measure of the Series' exposure to interest rate risk. The Investment Manager's credit analysis includes looking at factors such as an issuer's management experience, cash flow, position in its market, capital structure, general economic factors and market conditions, as well as global market conditions.

To determine the relative value of a security, the Investment Manager compares the credit risk and yield of the security to the credit risk and yield of other securities of the same or another asset class. Higher quality securities tend to have lower yields than lower quality securities. Based upon current market conditions, the Investment Manager will consider the relative risks and rewards of various asset classes and securities in selecting securities for the Series.

The Investment Manager may determine to sell a security (1) if it can purchase a security with a better relative value; (2) if a security's credit rating has been changed or there is a change in fundamentals; (3) if it believes diversification of the Series is compromised due to mergers or acquisitions; or
(4) to meet redemption requests, among other reasons.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in
		the market.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Asset-Backed and Mortgage-Backed Securities Risk - Investors in asset-backed securities, including mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Credit Derivative Transactions Risk - Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if a Series had invested in the reference obligation directly. This is because, among other reasons, if the Series is a buyer of credit default swaps and no event of default occurs, the Series will have made a series of periodic payments and recovered nothing of monetary value.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Credit Risk - The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Foreign Securities Risk - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield Securities Risk - Higher yielding, below investment grade and other high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Prepayment Risk - Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity
		risk, which may result in substantial losses to the Series.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the
		purchase of such products.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return 3Q 2002 4.29% 4Q 2008 -5.52%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
SERIES E (U.S. INTERMEDIATE BOND SERIES) (Prospectus Summary) | SERIES E (U.S. INTERMEDIATE BOND SERIES) | Barclays Capital Intermediate U.S. Government/Credit Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate U.S. Government/Credit Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.80%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.20%
SERIES E (U.S. INTERMEDIATE BOND SERIES) (Prospectus Summary) | SERIES E (U.S. INTERMEDIATE BOND SERIES) | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Fee waiver (and/or expense reimbursement)	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total annual fund operating expenses after fee waiver (and/or expense reimbursement)	rr_NetExpensesOverAssets	0.81%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-05-1
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	83
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	282
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	499
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,121
Annual Return 2002	rr_AnnualReturn2002	9.30%
Annual Return 2003	rr_AnnualReturn2003	3.20%
Annual Return 2004	rr_AnnualReturn2004	3.80%
Annual Return 2005	rr_AnnualReturn2005	1.90%
Annual Return 2006	rr_AnnualReturn2006	3.80%
Annual Return 2007	rr_AnnualReturn2007	2.90%
Annual Return 2008	rr_AnnualReturn2008	(8.70%)
Annual Return 2009	rr_AnnualReturn2009	8.40%
Annual Return 2010	rr_AnnualReturn2010	6.10%
Annual Return 2011	rr_AnnualReturn2011	5.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.52%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series E
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.47%

[1]	The Investment Manager has contractually agreed through May 1, 2013 to waive fees and/or reimburse Series expenses to the extent necessary to limit the ordinary operating expenses (exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Series to the annual percentage of 0.81% of average daily net assets of the Series. The Series may have "Total annual operating expenses after fee waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Series of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights).

SERIES J (MID CAP GROWTH SERIES) (Prospectus Summary) | SERIES J (MID CAP GROWTH SERIES)
SERIES J (MID CAP GROWTH SERIES)
INVESTMENT OBJECTIVE
Series J seeks capital appreciation.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SERIES J (MID CAP GROWTH SERIES) A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES J (MID CAP GROWTH SERIES) A
Management fees	0.75%
Other expenses	0.16%
Total annual fund operating expenses	0.91%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES J (MID CAP GROWTH SERIES) A	93	290	504	1,120

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance.
During the most recent fiscal year, the Series' portfolio turnover rate was 155%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Series J pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts
("ADRs"), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell Mid Cap Growth Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Series generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Mid Cap Growth Index, which is an unmanaged index measuring the performance of the mid-cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values. As of March 31, 2012, the Russell Mid Cap
Growth Index consisted of securities of companies with capitalizations that ranged from $833.2 million to $22.8 billion.

Security Investors, LLC, also known as Guggenheim Investments (the "Investment
Manager"), uses a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as the differences in yields between different securities and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks.
The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for appreciation and may invest in a limited number of industries or industry sectors. The Investment Manager identifies the securities of companies that it believes are in the early to middle stages of growth and are valued at a reasonable price. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly.

The Series also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to maintain exposure to the equity markets or to increase returns (i.e., speculative purposes).

The Series may actively trade its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

The Series may, from time to time, invest a portion of its assets in technology stocks.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Series may invest are restricted securities, which may be illiquid.

The Series typically sells a stock if its growth prospects diminish, or if better opportunities become available.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Mid-Cap Stock Risk - Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Overweighting Risk - Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Small-Cap Stock Risk - Stocks of small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-cap companies may be more vulnerable to adverse business or market developments. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk - Stocks of companies involved in the technology sector may be very volatile.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return Lowest Quarter Return 2Q 2003 28.77% 4Q 2008 -25.39%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns SERIES J (MID CAP GROWTH SERIES)	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series J	(4.33%)	(1.66%)	2.36%
Russell Midcap Growth Index	Russell Midcap Growth Index (reflects no deductions for fees, expenses, or taxes)	(1.65%)	2.44%	5.29%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
SERIES J (MID CAP GROWTH SERIES) (Prospectus Summary) | SERIES J (MID CAP GROWTH SERIES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SERIES J (MID CAP GROWTH SERIES)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Series J seeks capital appreciation.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE SERIES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall
		expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance.
During the most recent fiscal year, the Series' portfolio turnover rate was 155%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	155.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Series J pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts
("ADRs"), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell Mid Cap Growth Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Series generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Mid Cap Growth Index, which is an unmanaged index measuring the performance of the mid-cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values. As of March 31, 2012, the Russell Mid Cap
Growth Index consisted of securities of companies with capitalizations that ranged from $833.2 million to $22.8 billion.

Security Investors, LLC, also known as Guggenheim Investments (the "Investment
Manager"), uses a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as the differences in yields between different securities and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks.
The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for appreciation and may invest in a limited number of industries or industry sectors. The Investment Manager identifies the securities of companies that it believes are in the early to middle stages of growth and are valued at a reasonable price. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly.

The Series also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to maintain exposure to the equity markets or to increase returns (i.e., speculative purposes).

The Series may actively trade its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

The Series may, from time to time, invest a portion of its assets in technology stocks.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Series may invest are restricted securities, which may be illiquid.

The Series typically sells a stock if its growth prospects diminish, or if better opportunities become available.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in
		the market.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Mid-Cap Stock Risk - Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Overweighting Risk - Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Small-Cap Stock Risk - Stocks of small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-cap companies may be more vulnerable to adverse business or market developments. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk - Stocks of companies involved in the technology sector
		may be very volatile.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the
		purchase of such products.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return 2Q 2003 28.77% 4Q 2008 -25.39%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
SERIES J (MID CAP GROWTH SERIES) (Prospectus Summary) | SERIES J (MID CAP GROWTH SERIES) | Russell Midcap Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.65%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.29%
SERIES J (MID CAP GROWTH SERIES) (Prospectus Summary) | SERIES J (MID CAP GROWTH SERIES) | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Annual Return 2002	rr_AnnualReturn2002	(29.50%)
Annual Return 2003	rr_AnnualReturn2003	56.30%
Annual Return 2004	rr_AnnualReturn2004	10.10%
Annual Return 2005	rr_AnnualReturn2005	7.80%
Annual Return 2006	rr_AnnualReturn2006	4.90%
Annual Return 2007	rr_AnnualReturn2007	(10.40%)
Annual Return 2008	rr_AnnualReturn2008	(40.00%)
Annual Return 2009	rr_AnnualReturn2009	44.00%
Annual Return 2010	rr_AnnualReturn2010	24.20%
Annual Return 2011	rr_AnnualReturn2011	(4.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.39%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series J
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.33%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.66%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.36%

SERIES N (MANAGED ASSET ALLOCATION SERIES) (Prospectus Summary) | SERIES N (MANAGED ASSET ALLOCATION SERIES)
SERIES N (MANAGED ASSET ALLOCATION SERIES)
INVESTMENT OBJECTIVE
Series N seeks to provide growth of capital
and, secondarily, preservation of capital.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SERIES N (MANAGED ASSET ALLOCATION SERIES) A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses	SERIES N (MANAGED ASSET ALLOCATION SERIES) A
Management fees	0.65%
Other expenses	0.56%
Acquired fund fees and expenses	0.15%
Total annual fund operating expenses	1.36%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES N (MANAGED ASSET ALLOCATION SERIES) A	138	431	745	1,635

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance.
During the most recent fiscal year, the Series' portfolio turnover rate was 44%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Series seeks to achieve its investment objective by investing principally in equity, fixed income and money market assets through investing in a diversified portfolio of futures contracts and exchange-traded funds ("ETFs") and other pooled investment vehicles that track major equity indexes and fixed income indexes ("underlying funds"). The precise allocation to equity and fixed income assets will depend on the outlook of Security Investors, LLC, also known as
Guggenheim Investments (the "Investment Manager"), for each asset class. The
Series may obtain exposure to these asset classes through investments in the underlying funds or through investments in futures contracts and other derivatives, as further discussed below.

Under normal market conditions, the Series' investments are expected to achieve a moderate allocation of equity, fixed income and money market assets in approximately the following amounts: (1) 60% of assets in equity securities, which may include stock of small capitalization U.S. companies, mid-capitalization U.S. companies, large capitalization U.S. companies and
non-U.S. companies; (2) 35% of assets in fixed income securities, which may include short and long term corporate and government bonds; and (3) 5% of assets in cash. However, the Investment Manager intends to utilize dynamic asset allocation techniques that will allow rapid shifts between asset classes to attempt to exploit current market trends, and the Series may invest fully in any asset class at any time. Moreover, the Investment Manager may change the Series'
asset class allocation, the underlying funds or weightings without shareholder notice. The Series' investments will, under normal market conditions, be rebalanced quarterly toward the moderate allocation discussed above.

The Investment Manager determines the Series' asset allocation through the analysis of multiple proprietary factors that impact each asset class. An outlook for each asset is based on risk and return expectations. Once an outlook is established, the Series' assets are allocated through proprietary techniques using a risk management process that adapts to different market trends and dynamically shifts allocations to exploit the current market environment. Asset classes are evaluated independently.

The Series is expected to implement its investment strategies by investing in
ETFs, including affiliated ETFs of the Investment Manager, and other pooled investment vehicles. The Series is also expected to implement its strategies through investments in derivative instruments such as futures contracts, options on futures contracts, options on securities, currency futures contracts and credit derivative instruments for purposes of enhancing income (i.e., speculative purposes), hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities or other assets.

Certain of the Series' derivatives investments may be traded in the over-the-counter ("OTC") market. In an effort to ensure that the Series has the desired positioning on a day-to-day basis, the Series may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Conflicts of Interest Risk - The Investment Manager will have the authority to select and substitute underlying funds. The Investment Manager is subject to conflicts of interest in doing so when it allocates Series assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Investment Manager or an affiliate may also be responsible for managing affiliated underlying funds.

Credit Derivative Transactions Risk - Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if the Series had invested in the reference obligation directly. This is because, among other reasons, if the Series is a buyer of credit default swaps and no event of default occurs, the Series will have made a series of periodic payments and recovered nothing of monetary value.

Credit Risk - The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction or other transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Currency Risk - Indirect and direct exposure to foreign currencies subjects the
Series to the risk that those currencies will decline in value relative to the
U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Fund of Funds Risk - By investing in the underlying funds indirectly through the
Series, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Series (including operating costs and management fees), but also expenses of the Series. Consequently, an investment in the Series entails more direct and indirect expenses than a direct investment in the underlying funds.

Foreign Securities Risk - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles'
expenses.

Large-Capitalization Securities Risk - The Series is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk- Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful. In addition, the Investment Manager allocates the Series' assets among various underlying funds. These allocations may be unsuccessful in maximizing the Series' return and/or avoiding investment losses, and may cause the Series to underperform other funds with a similar strategy.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Mid-Cap Stock Risk - Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

OTC Trading Risk - Certain of the derivatives in which the Series and certain of the underlying funds may invest may be traded (and privately negotiated) in the
OTC market. The OTC derivatives market is largely unregulated. As a result and similar to other privately negotiated contracts, the Series is subject to counterparty credit risk with respect to such derivative contracts.

Prepayment Risk - Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Small-Cap Stock Risk - Stocks of small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-cap companies may be more vulnerable to adverse business or market developments. These risks are likely to be greater for micro-cap companies.

Tracking Error Risk - The Investment Manager may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying fund's and, thus the Series', performance to be less than you expect.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance and a group of indices with similar investment characteristics. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Effective April 30, 2012, certain changes were made to the Series' principal investment strategies and fees and expenses. Moreover, the Investment Manager assumed portfolio management responsibilities from the prior investment sub-adviser.

Highest Quarter Return Lowest Quarter Return 2Q 2009 14.43% 4Q 2008 -14.56%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns SERIES N (MANAGED ASSET ALLOCATION SERIES)	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series N	0.65%	1.54%	4.58%
S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index	60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	4.61%	2.90%	4.40%

[1]	The expense information has been restated to reflect current fees and estimated expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
SERIES N (MANAGED ASSET ALLOCATION SERIES) (Prospectus Summary) | SERIES N (MANAGED ASSET ALLOCATION SERIES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SERIES N (MANAGED ASSET ALLOCATION SERIES)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Series N seeks to provide growth of capital
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	and, secondarily, preservation of capital.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE SERIES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall
		expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance.
During the most recent fiscal year, the Series' portfolio turnover rate was 44%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees and estimated expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Series seeks to achieve its investment objective by investing principally in equity, fixed income and money market assets through investing in a diversified portfolio of futures contracts and exchange-traded funds ("ETFs") and other pooled investment vehicles that track major equity indexes and fixed income indexes ("underlying funds"). The precise allocation to equity and fixed income assets will depend on the outlook of Security Investors, LLC, also known as
Guggenheim Investments (the "Investment Manager"), for each asset class. The
Series may obtain exposure to these asset classes through investments in the underlying funds or through investments in futures contracts and other derivatives, as further discussed below.

Under normal market conditions, the Series' investments are expected to achieve a moderate allocation of equity, fixed income and money market assets in approximately the following amounts: (1) 60% of assets in equity securities, which may include stock of small capitalization U.S. companies, mid-capitalization U.S. companies, large capitalization U.S. companies and
non-U.S. companies; (2) 35% of assets in fixed income securities, which may include short and long term corporate and government bonds; and (3) 5% of assets in cash. However, the Investment Manager intends to utilize dynamic asset allocation techniques that will allow rapid shifts between asset classes to attempt to exploit current market trends, and the Series may invest fully in any asset class at any time. Moreover, the Investment Manager may change the Series'
asset class allocation, the underlying funds or weightings without shareholder notice. The Series' investments will, under normal market conditions, be rebalanced quarterly toward the moderate allocation discussed above.

The Investment Manager determines the Series' asset allocation through the analysis of multiple proprietary factors that impact each asset class. An outlook for each asset is based on risk and return expectations. Once an outlook is established, the Series' assets are allocated through proprietary techniques using a risk management process that adapts to different market trends and dynamically shifts allocations to exploit the current market environment. Asset classes are evaluated independently.

The Series is expected to implement its investment strategies by investing in
ETFs, including affiliated ETFs of the Investment Manager, and other pooled investment vehicles. The Series is also expected to implement its strategies through investments in derivative instruments such as futures contracts, options on futures contracts, options on securities, currency futures contracts and credit derivative instruments for purposes of enhancing income (i.e., speculative purposes), hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities or other assets.

Certain of the Series' derivatives investments may be traded in the over-the-counter ("OTC") market. In an effort to ensure that the Series has the desired positioning on a day-to-day basis, the Series may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in
		the market.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Conflicts of Interest Risk - The Investment Manager will have the authority to select and substitute underlying funds. The Investment Manager is subject to conflicts of interest in doing so when it allocates Series assets among the various underlying funds, both because the fees payable to it by some underlying funds may be higher than the fees payable by other underlying funds and because the Investment Manager or an affiliate may also be responsible for managing affiliated underlying funds.

Credit Derivative Transactions Risk - Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible to credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if the Series had invested in the reference obligation directly. This is because, among other reasons, if the Series is a buyer of credit default swaps and no event of default occurs, the Series will have made a series of periodic payments and recovered nothing of monetary value.

Credit Risk - The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction or other transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Currency Risk - Indirect and direct exposure to foreign currencies subjects the
Series to the risk that those currencies will decline in value relative to the
U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Series. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Fund of Funds Risk - By investing in the underlying funds indirectly through the
Series, an investor will incur not only a proportionate share of the expenses of the underlying funds held by the Series (including operating costs and management fees), but also expenses of the Series. Consequently, an investment in the Series entails more direct and indirect expenses than a direct investment in the underlying funds.

Foreign Securities Risk - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles'
expenses.

Large-Capitalization Securities Risk - The Series is subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk- Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful. In addition, the Investment Manager allocates the Series' assets among various underlying funds. These allocations may be unsuccessful in maximizing the Series' return and/or avoiding investment losses, and may cause the Series to underperform other funds with a similar strategy.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Mid-Cap Stock Risk - Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

OTC Trading Risk - Certain of the derivatives in which the Series and certain of the underlying funds may invest may be traded (and privately negotiated) in the
OTC market. The OTC derivatives market is largely unregulated. As a result and similar to other privately negotiated contracts, the Series is subject to counterparty credit risk with respect to such derivative contracts.

Prepayment Risk - Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Small-Cap Stock Risk - Stocks of small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-cap companies may be more vulnerable to adverse business or market developments. These risks are likely to be greater for micro-cap companies.

Tracking Error Risk - The Investment Manager may not be able to cause certain of the underlying funds' performance to match or correlate to that of the underlying funds' respective underlying index or benchmark, either on a daily or aggregate basis. Factors such as underlying fund expenses, imperfect correlation between an underlying fund's investments and those of its underlying index or underlying benchmark, rounding of share prices, changes to the composition of the underlying index or underlying benchmark, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause an underlying fund's and, thus the Series',
		performance to be less than you expect.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance and a group of indices with similar investment characteristics. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Effective April 30, 2012, certain changes were made to the Series' principal investment strategies and fees and expenses. Moreover, the Investment Manager assumed portfolio management responsibilities from the prior investment
		sub-adviser.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance and a group of indices with similar investment characteristics.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return 2Q 2009 14.43% 4Q 2008 -14.56%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
SERIES N (MANAGED ASSET ALLOCATION SERIES) (Prospectus Summary) | SERIES N (MANAGED ASSET ALLOCATION SERIES) | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
SERIES N (MANAGED ASSET ALLOCATION SERIES) (Prospectus Summary) | SERIES N (MANAGED ASSET ALLOCATION SERIES) | 60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	60% S&P 500 Index and 40% Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.40%
SERIES N (MANAGED ASSET ALLOCATION SERIES) (Prospectus Summary) | SERIES N (MANAGED ASSET ALLOCATION SERIES) | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	0.56%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.36%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
Annual Return 2002	rr_AnnualReturn2002	(9.60%)
Annual Return 2003	rr_AnnualReturn2003	23.90%
Annual Return 2004	rr_AnnualReturn2004	10.70%
Annual Return 2005	rr_AnnualReturn2005	4.40%
Annual Return 2006	rr_AnnualReturn2006	12.10%
Annual Return 2007	rr_AnnualReturn2007	6.00%
Annual Return 2008	rr_AnnualReturn2008	(27.30%)
Annual Return 2009	rr_AnnualReturn2009	25.70%
Annual Return 2010	rr_AnnualReturn2010	10.60%
Annual Return 2011	rr_AnnualReturn2011	0.70%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.56%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series N
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.58%

[1]	The expense information has been restated to reflect current fees and estimated expenses.

SERIES O (ALL CAP VALUE SERIES) (Prospectus Summary) | SERIES O (ALL CAP VALUE SERIES)
SERIES O (ALL CAP VALUE SERIES)
INVESTMENT OBJECTIVE
Series O seeks long-term growth of capital.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SERIES O (ALL CAP VALUE SERIES) A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES O (ALL CAP VALUE SERIES) A
Management fees	0.70%
Other expenses	0.16%
Total annual fund operating expenses	0.86%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES O (ALL CAP VALUE SERIES) A	88	274	477	1,061

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction .These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 19% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Series O pursues its objectives by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes)
in common stocks that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000 Value Index, which includes companies with micro to large capitalizations. The Russell 3000 Value
Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. As of March 31, 2012, the Russell 3000 Value Index consisted of securities of companies with capitalizations that ranged from $28.9 million to $405.5 billion.

The Series' investments include common stocks and may also include rights, warrants, American Depositary Receipts ("ADRs"), preferred stocks, derivatives, including futures and options, convertible debt, and convertible securities of
U.S issuers.

Although the Series primarily invests in securities issued by domestic companies, there is no limit in the amount that the Series may invest in securities issued by foreign companies.

At times, the Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Series may invest are restricted securities, which may be illiquid.

In choosing securities, Security Investors, LLC, also known as Guggenheim
Investments (the "Investment Manager"), primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows, and may invest in a limited number of industries or industry sectors, including the technology sector. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested
Capital) over time. The Series typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager's expectations, among other reasons.

The Series may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities to hedge the Series' portfolio, to maintain exposure to the equity markets, or to increase returns (i.e., speculative purposes).

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk- Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Mid-Cap Stock Risk - Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Overweighting Risk - Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Preferred Securities Risk - Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Small-Cap Stock Risk - Stocks of small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-cap companies may be more vulnerable to adverse business or market developments. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return Lowest Quarter Return 2Q 2009 22.34% 4Q 2008 -24.46%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns SERIES O (ALL CAP VALUE SERIES)	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series O	(4.35%)	(1.24%)	3.69%
Russell 3000 Value Index	Russell 3000 Value Index (reflects no deductions for fees, expenses, or taxes)	(0.10%)	(2.58%)	4.08%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
SERIES O (ALL CAP VALUE SERIES) (Prospectus Summary) | SERIES O (ALL CAP VALUE SERIES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SERIES O (ALL CAP VALUE SERIES)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Series O seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE SERIES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall
		expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction .These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 19% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Series O pursues its objectives by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes)
in common stocks that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000 Value Index, which includes companies with micro to large capitalizations. The Russell 3000 Value
Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. As of March 31, 2012, the Russell 3000 Value Index consisted of securities of companies with capitalizations that ranged from $28.9 million to $405.5 billion.

The Series' investments include common stocks and may also include rights, warrants, American Depositary Receipts ("ADRs"), preferred stocks, derivatives, including futures and options, convertible debt, and convertible securities of
U.S issuers.

Although the Series primarily invests in securities issued by domestic companies, there is no limit in the amount that the Series may invest in securities issued by foreign companies.

At times, the Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Series may invest are restricted securities, which may be illiquid.

In choosing securities, Security Investors, LLC, also known as Guggenheim
Investments (the "Investment Manager"), primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows, and may invest in a limited number of industries or industry sectors, including the technology sector. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested
Capital) over time. The Series typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager's expectations, among other reasons.

The Series may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities to hedge the Series' portfolio, to maintain exposure to the equity markets, or to increase returns (i.e., speculative purposes).

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in
		the market.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk- Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Mid-Cap Stock Risk - Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Overweighting Risk - Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Preferred Securities Risk - Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Small-Cap Stock Risk - Stocks of small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-cap companies may be more vulnerable to adverse business or market developments. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes
		down.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the
		purchase of such products.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return 2Q 2009 22.34% 4Q 2008 -24.46%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
SERIES O (ALL CAP VALUE SERIES) (Prospectus Summary) | SERIES O (ALL CAP VALUE SERIES) | Russell 3000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 3000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.10%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.58%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.08%
SERIES O (ALL CAP VALUE SERIES) (Prospectus Summary) | SERIES O (ALL CAP VALUE SERIES) | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.86%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Annual Return 2002	rr_AnnualReturn2002	(13.40%)
Annual Return 2003	rr_AnnualReturn2003	25.30%
Annual Return 2004	rr_AnnualReturn2004	14.40%
Annual Return 2005	rr_AnnualReturn2005	3.70%
Annual Return 2006	rr_AnnualReturn2006	18.80%
Annual Return 2007	rr_AnnualReturn2007	2.80%
Annual Return 2008	rr_AnnualReturn2008	(38.40%)
Annual Return 2009	rr_AnnualReturn2009	33.00%
Annual Return 2010	rr_AnnualReturn2010	16.60%
Annual Return 2011	rr_AnnualReturn2011	(4.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.46%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series O
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.35%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.24%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.69%

SERIES P (HIGH YIELD SERIES) (Prospectus Summary) | SERIES P (HIGH YIELD SERIES)
SERIES P (HIGH YIELD SERIES)
INVESTMENT OBJECTIVE
Series P seeks high current income.
Capital appreciation is a secondary objective.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SERIES P (HIGH YIELD SERIES) A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES P (HIGH YIELD SERIES) A
Management fees	0.75%
Other expenses	0.18%
Total annual fund operating expenses	0.93%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES P (HIGH YIELD SERIES) A	95	296	515	1,143

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 64% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Series P pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes)
in a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security Investors, LLC, also known as Guggenheim Investments (the "Investment Manager"), to be of comparable quality (also known as "junk bonds"). These debt securities may include, without limitation, corporate bonds and notes and convertible securities, and up to 25%
of its assets in senior secured floating rate corporate loans ("syndicated bank loans"). The Series also may invest in a variety of investment vehicles that seek to track the performance of a specific index, including exchange traded funds ("ETFs") and other mutual funds. The Series may invest up to 10% of its net assets in securities that are in default at the time of purchase. The debt securities in which the Series invests will primarily be domestic securities, but may also include dollar denominated foreign securities. The Series may not invest more than 25% of its assets in foreign securities. The Series'
dollar-weighted average maturity is generally expected to be between 3 and 15 years.

The Series may purchase and sell options and futures contracts. These instruments may be used to hedge the Series' portfolio, to enhance income (i.e., speculative purposes) or as a substitute for purchasing or selling securities.
The Series may also invest in restricted securities, which includes Rule 144A securities that are eligible for resale to qualified institutional buyers. In addition, the Series may invest in other types of debt securities and credit derivative instruments, enter into interest rate, total return, credit default and index swaps and related cap, floor and collar transactions, purchase and sell securities on a when issued, forward commitment or delayed delivery basis, invest in credit derivative instruments, for purposes of enhancing income, hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities. The Series may also engage in borrowing.

The Investment Manager uses a "bottom-up" approach in selecting high yield securities. The Investment Manager emphasizes rigorous credit analysis and relative value in selecting securities. The Investment Manager's credit analysis includes looking at factors such as an issuer's debt service coverage (i.e., its ability to make interest payments on its debt), the issuer's cash flow, general economic factors and market conditions, and global market conditions.

To determine the relative value of a security, the Investment Manager compares the security's credit risk and yield to the credit risk and yield of other securities. The Investment Manager looks for securities that appear to be inexpensive relative to other comparable securities and securities that have the potential for an upgrade of their credit rating. A rating upgrade typically would increase the value of the security. In assessing the value of a security, the Investment Manager focuses on an issuer's management experience, position in its market, and capital structure. The Investment Manager seeks to diversify the
Series' holdings among securities and asset classes.

The Investment Manager may determine to sell a security (1) if it can purchase a security with a better relative value; (2) if a security's credit rating has been changed; or (3) to meet redemption requests, among other reasons.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Credit Derivative Transactions Risk - Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if a Series had invested in the reference obligation directly. This is because, among other reasons, if the Series is a buyer of credit default swaps and no event of default occurs, the Series will have made a series of periodic payments and recovered nothing of monetary value.

Credit Risk - The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield Securities Risk - Higher yielding, below investment grade and other high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles'
expenses.

Investments in Syndicated Bank Loans Risk - Investments in syndicated bank loans involve special types of risks, including credit risk, interest rate risk, liquidity risk and prepayment risk. Syndicated bank loans may not be sufficiently collateralized or the collateral may be difficult to liquidate. As a result, syndicated bank loans may decline in value. Syndicated bank loans generally offer a floating interest rate. Syndicated bank loans may decline in value if their interest rates do not rise as much or as fast as interest rates in general.

Leverage Risk - The Series' use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives and borrowings.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Prepayment Risk - Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.

Special Situations/Securities in Default Risk - Investments in the securities and debt of distressed issuers or issuers in default involves far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its "par" or full value because the investments are highly speculative with respect to the issuer's ability to make interest payments and/or to pay its principal obligations in full.

When Issued, Forward Commitment and Delayed-Delivery Transactions Risk -
When-issued securities, forward-commitment and delayed-delivery transactions involve a commitment to purchase or sell securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return Lowest Quarter Return 2Q 2009 32.77% 4Q 2008 -20.44%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns SERIES P (HIGH YIELD SERIES)	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series P	(0.04%)	7.34%	8.41%
Barclays Capital U.S. High Yield Index	Barclays Capital U.S. High Yield Index (reflects no deductions for fees, expenses, or taxes)	4.98%	7.54%	8.85%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
SERIES P (HIGH YIELD SERIES) (Prospectus Summary) | SERIES P (HIGH YIELD SERIES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SERIES P (HIGH YIELD SERIES)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Series P seeks high current income.
Investment Objective, Secondary	rr_ObjectiveSecondaryTextBlock	Capital appreciation is a secondary objective.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE SERIES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall
		expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 64% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Series P pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes)
in a broad range of high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization or, if unrated, determined by Security Investors, LLC, also known as Guggenheim Investments (the "Investment Manager"), to be of comparable quality (also known as "junk bonds"). These debt securities may include, without limitation, corporate bonds and notes and convertible securities, and up to 25%
of its assets in senior secured floating rate corporate loans ("syndicated bank loans"). The Series also may invest in a variety of investment vehicles that seek to track the performance of a specific index, including exchange traded funds ("ETFs") and other mutual funds. The Series may invest up to 10% of its net assets in securities that are in default at the time of purchase. The debt securities in which the Series invests will primarily be domestic securities, but may also include dollar denominated foreign securities. The Series may not invest more than 25% of its assets in foreign securities. The Series'
dollar-weighted average maturity is generally expected to be between 3 and 15 years.

The Series may purchase and sell options and futures contracts. These instruments may be used to hedge the Series' portfolio, to enhance income (i.e., speculative purposes) or as a substitute for purchasing or selling securities.
The Series may also invest in restricted securities, which includes Rule 144A securities that are eligible for resale to qualified institutional buyers. In addition, the Series may invest in other types of debt securities and credit derivative instruments, enter into interest rate, total return, credit default and index swaps and related cap, floor and collar transactions, purchase and sell securities on a when issued, forward commitment or delayed delivery basis, invest in credit derivative instruments, for purposes of enhancing income, hedging risks posed by other portfolio holdings, or as a substitute for investing, purchasing or selling securities. The Series may also engage in borrowing.

The Investment Manager uses a "bottom-up" approach in selecting high yield securities. The Investment Manager emphasizes rigorous credit analysis and relative value in selecting securities. The Investment Manager's credit analysis includes looking at factors such as an issuer's debt service coverage (i.e., its ability to make interest payments on its debt), the issuer's cash flow, general economic factors and market conditions, and global market conditions.

To determine the relative value of a security, the Investment Manager compares the security's credit risk and yield to the credit risk and yield of other securities. The Investment Manager looks for securities that appear to be inexpensive relative to other comparable securities and securities that have the potential for an upgrade of their credit rating. A rating upgrade typically would increase the value of the security. In assessing the value of a security, the Investment Manager focuses on an issuer's management experience, position in its market, and capital structure. The Investment Manager seeks to diversify the
Series' holdings among securities and asset classes.

The Investment Manager may determine to sell a security (1) if it can purchase a security with a better relative value; (2) if a security's credit rating has been changed; or (3) to meet redemption requests, among other reasons.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in
		the market.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Credit Derivative Transactions Risk - Credit derivative instruments may involve special risks because they are difficult to value and typically are highly susceptible credit risk and may be difficult to sell. In addition, credit default swap transactions may involve greater risks than if a Series had invested in the reference obligation directly. This is because, among other reasons, if the Series is a buyer of credit default swaps and no event of default occurs, the Series will have made a series of periodic payments and recovered nothing of monetary value.

Credit Risk - The Series could lose money if the issuer of a bond or a counterparty to a derivatives transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield Securities Risk - Higher yielding, below investment grade and other high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be more susceptible to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles'
expenses.

Investments in Syndicated Bank Loans Risk - Investments in syndicated bank loans involve special types of risks, including credit risk, interest rate risk, liquidity risk and prepayment risk. Syndicated bank loans may not be sufficiently collateralized or the collateral may be difficult to liquidate. As a result, syndicated bank loans may decline in value. Syndicated bank loans generally offer a floating interest rate. Syndicated bank loans may decline in value if their interest rates do not rise as much or as fast as interest rates in general.

Leverage Risk - The Series' use of leverage, through borrowings or instruments such as derivatives, may cause the Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives and borrowings.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Prepayment Risk - Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for loss when interest rates rise.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Series.

Special Situations/Securities in Default Risk - Investments in the securities and debt of distressed issuers or issuers in default involves far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its "par" or full value because the investments are highly speculative with respect to the issuer's ability to make interest payments and/or to pay its principal obligations in full.

When Issued, Forward Commitment and Delayed-Delivery Transactions Risk -
When-issued securities, forward-commitment and delayed-delivery transactions involve a commitment to purchase or sell securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not
		be issued as anticipated.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the
		purchase of such products.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return 2Q 2009 32.77% 4Q 2008 -20.44%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
SERIES P (HIGH YIELD SERIES) (Prospectus Summary) | SERIES P (HIGH YIELD SERIES) | Barclays Capital U.S. High Yield Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. High Yield Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.85%
SERIES P (HIGH YIELD SERIES) (Prospectus Summary) | SERIES P (HIGH YIELD SERIES) | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Annual Return 2002	rr_AnnualReturn2002	0.40%
Annual Return 2003	rr_AnnualReturn2003	21.70%
Annual Return 2004	rr_AnnualReturn2004	11.60%
Annual Return 2005	rr_AnnualReturn2005	3.80%
Annual Return 2006	rr_AnnualReturn2006	11.20%
Annual Return 2007	rr_AnnualReturn2007	2.10%
Annual Return 2008	rr_AnnualReturn2008	(30.30%)
Annual Return 2009	rr_AnnualReturn2009	73.50%
Annual Return 2010	rr_AnnualReturn2010	15.40%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.44%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series P
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.04%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.41%

SERIES Q (SMALL CAP VALUE SERIES) (Prospectus Summary) | SERIES Q (SMALL CAP VALUE SERIES)
SERIES Q (SMALL CAP VALUE SERIES)
INVESTMENT OBJECTIVE
Series Q seeks long-term capital appreciation.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SERIES Q (SMALL CAP VALUE SERIES) A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES Q (SMALL CAP VALUE SERIES) A
Management fees	0.95%
Other expenses	0.17%
Acquired fund fees and expenses	0.06%
Total annual fund operating expenses	1.18%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES Q (SMALL CAP VALUE SERIES) A	120	375	649	1,432

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 51% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Series Q pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts
("ADRs"), that when purchased, have market capitalizations that are usually within the range of companies in the Russell 2000 Value Index. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Series generally defines small-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value Index, which is an unmanaged index measuring the performance of the small cap value segment of the
U.S. equity universe and which includes companies with lower price-to-book ratios and lower forecasted growth values. As of March 31, 2012, the Russell
2000 Value Index consisted of securities of companies with capitalizations that ranged from $28.9 million to $3.3 billion.

Security Investors, LLC, also known as Guggenheim Investments (the "Investment
Manager"), typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector.

Series Q may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

Series Q may also invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to maintain exposure to the equity markets or to increase returns (i.e., speculative purposes).

Series Q may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. Series Q may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which Series Q may invest are restricted securities, which may be illiquid.

The Series may actively trade its investments without regard to the length of time they have been owned by the Series, which may result in higher portfolio turnover.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
A Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Overweighting Risk - Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Small-Cap Stock Risk - Stocks of small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-cap companies may be more vulnerable to adverse business or market developments. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk - Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return Lowest Quarter Return 2Q 2009 33.54% 4Q 2008 -25.19%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns SERIES Q (SMALL CAP VALUE SERIES)	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series Q	(4.61%)	4.19%	10.42%
Russell 2000 Value Index	Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)	(5.50%)	(1.87%)	6.40%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
SERIES Q (SMALL CAP VALUE SERIES) (Prospectus Summary) | SERIES Q (SMALL CAP VALUE SERIES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SERIES Q (SMALL CAP VALUE SERIES)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Series Q seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE SERIES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall
		expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 51% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Series Q pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts
("ADRs"), that when purchased, have market capitalizations that are usually within the range of companies in the Russell 2000 Value Index. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Series generally defines small-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 Value Index, which is an unmanaged index measuring the performance of the small cap value segment of the
U.S. equity universe and which includes companies with lower price-to-book ratios and lower forecasted growth values. As of March 31, 2012, the Russell
2000 Value Index consisted of securities of companies with capitalizations that ranged from $28.9 million to $3.3 billion.

Security Investors, LLC, also known as Guggenheim Investments (the "Investment
Manager"), typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector.

Series Q may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

Series Q may also invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to maintain exposure to the equity markets or to increase returns (i.e., speculative purposes).

Series Q may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. Series Q may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which Series Q may invest are restricted securities, which may be illiquid.

The Series may actively trade its investments without regard to the length of time they have been owned by the Series, which may result in higher portfolio turnover.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in
		the market.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
A Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Overweighting Risk - Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Small-Cap Stock Risk - Stocks of small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-cap companies may be more vulnerable to adverse business or market developments. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk - Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes
		down.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the
		purchase of such products.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return 2Q 2009 33.54% 4Q 2008 -25.19%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
SERIES Q (SMALL CAP VALUE SERIES) (Prospectus Summary) | SERIES Q (SMALL CAP VALUE SERIES) | Russell 2000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.40%
SERIES Q (SMALL CAP VALUE SERIES) (Prospectus Summary) | SERIES Q (SMALL CAP VALUE SERIES) | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.95%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Annual Return 2002	rr_AnnualReturn2002	(7.00%)
Annual Return 2003	rr_AnnualReturn2003	50.90%
Annual Return 2004	rr_AnnualReturn2004	20.40%
Annual Return 2005	rr_AnnualReturn2005	14.50%
Annual Return 2006	rr_AnnualReturn2006	13.40%
Annual Return 2007	rr_AnnualReturn2007	10.30%
Annual Return 2008	rr_AnnualReturn2008	(38.60%)
Annual Return 2009	rr_AnnualReturn2009	55.90%
Annual Return 2010	rr_AnnualReturn2010	21.90%
Annual Return 2011	rr_AnnualReturn2011	(4.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.19%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series Q
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.61%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.42%

SERIES V (MID CAP VALUE SERIES) (Prospectus Summary) | SERIES V (MID CAP VALUE SERIES)
SERIES V (MID CAP VALUE SERIES)
INVESTMENT OBJECTIVE
Series V seeks long-term growth of capital.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SERIES V (MID CAP VALUE SERIES) A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES V (MID CAP VALUE SERIES) A
Management fees	0.75%
Other expenses	0.15%
Acquired fund fees and expenses	0.06%
Total annual fund operating expenses	0.96%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES V (MID CAP VALUE SERIES) A	98	306	531	1,178

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 28% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Series V pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes)
in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary
Receipts ("ADRs"), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Value Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Series generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Value Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of March 31, 2012, the Russell 2500
Value Index consisted of securities of companies with capitalizations that ranged from $28.9 million to $11.6 billion.

Security Investors, LLC, also known as Guggenheim Investments (the "Investment
Manager"), typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows, and may, to the extent consistent with the Series' investment policies, invest in a limited number of industries or industry sectors, including the technology sector. Due to the nature of value companies, the securities included in the Series' portfolio typically consist of small- to medium-sized companies.

The Series may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Series also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to maintain exposure to the equity markets or to increase returns (i.e., speculative purposes).

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which Series V may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Mid-Cap Stock Risk - Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Overweighting Risk - Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Small-Cap Stock Risk - Stocks of small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-cap companies may be more vulnerable to adverse business or market developments. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk - Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return Lowest Quarter Return 2Q 2003 27.92% 3Q 2002 -22.80%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns SERIES V (MID CAP VALUE SERIES)	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series V	(7.49%)	2.71%	9.87%
Russell 2500 Value Index	Russell 2500 Value Index (reflects no deductions for fees, expenses, or taxes)	(3.36%)	(0.58%)	7.16%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
SERIES V (MID CAP VALUE SERIES) (Prospectus Summary) | SERIES V (MID CAP VALUE SERIES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SERIES V (MID CAP VALUE SERIES)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Series V seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE SERIES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall
		expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 28% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Series V pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes)
in a diversified portfolio of equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary
Receipts ("ADRs"), that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Value Index. Although a universal definition of mid-capitalization companies does not exist, for purposes of this fund, the Series generally defines mid-capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Value Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation. As of March 31, 2012, the Russell 2500
Value Index consisted of securities of companies with capitalizations that ranged from $28.9 million to $11.6 billion.

Security Investors, LLC, also known as Guggenheim Investments (the "Investment
Manager"), typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows, and may, to the extent consistent with the Series' investment policies, invest in a limited number of industries or industry sectors, including the technology sector. Due to the nature of value companies, the securities included in the Series' portfolio typically consist of small- to medium-sized companies.

The Series may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Series also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to maintain exposure to the equity markets or to increase returns (i.e., speculative purposes).

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which Series V may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in
		the market.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Mid-Cap Stock Risk - Stocks of mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than stocks of larger companies. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer isolated setbacks.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Overweighting Risk - Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Small-Cap Stock Risk - Stocks of small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-cap companies may be more vulnerable to adverse business or market developments. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk - Stocks of companies involved in the technology sector may be very volatile.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes
		down.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the
		purchase of such products.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return 2Q 2003 27.92% 3Q 2002 -22.80%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
SERIES V (MID CAP VALUE SERIES) (Prospectus Summary) | SERIES V (MID CAP VALUE SERIES) | Russell 2500 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Value Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.36%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.58%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.16%
SERIES V (MID CAP VALUE SERIES) (Prospectus Summary) | SERIES V (MID CAP VALUE SERIES) | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Annual Return 2002	rr_AnnualReturn2002	(14.10%)
Annual Return 2003	rr_AnnualReturn2003	54.30%
Annual Return 2004	rr_AnnualReturn2004	27.00%
Annual Return 2005	rr_AnnualReturn2005	16.20%
Annual Return 2006	rr_AnnualReturn2006	14.70%
Annual Return 2007	rr_AnnualReturn2007	1.80%
Annual Return 2008	rr_AnnualReturn2008	(28.50%)
Annual Return 2009	rr_AnnualReturn2009	43.90%
Annual Return 2010	rr_AnnualReturn2010	17.80%
Annual Return 2011	rr_AnnualReturn2011	(7.50%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.80%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series V
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.49%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.87%

SERIES X (SMALL CAP GROWTH SERIES) (Prospectus Summary) | SERIES X (SMALL CAP GROWTH SERIES)
SERIES X (SMALL CAP GROWTH SERIES)
INVESTMENT OBJECTIVE
Series X seeks long-term growth of capital.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SERIES X (SMALL CAP GROWTH SERIES) A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES X (SMALL CAP GROWTH SERIES) A
Management fees	0.85%
Other expenses	0.23%
Total annual fund operating expenses	1.08%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES X (SMALL CAP GROWTH SERIES) A	110	343	595	1,317

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 91% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Series X pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities, which include common and preferred stocks, warrants and securities convertible into common or preferred stocks, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Growth Index. The Series'
benchmark is the Russell 2000 Growth Index, which measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Series generally defines small capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Growth Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap
U.S. companies with higher price-to-book ratios and higher forecasted growth values. As of March 31, 2012, the Russell 2500 Growth Index consisted of securities of companies with capitalizations that ranged from $27.4 million to
$11.6 billion.

Security Investors, LLC, also known as Guggenheim Investments (the "Investment
Manager"), uses a combination of a qualitative economic overview approach in reviewing growth trends that is based upon several fixed income factors, such as the differences in yields between different securities and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks.
The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for long-term growth of capital and may invest in a limited number of industries or industry sectors. The
Investment Manager identifies the securities of companies that it believes are in the early to middle stages of growth and are valued at a reasonable price.
Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly
(including, without limitation, technology companies.)

The Series typically sells a stock if its growth prospects diminish, or if better opportunities become available.

The Series also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to maintain exposure to the equity markets or to increase returns (i.e., speculative purposes). The Series may also invest in American
Depositary Receipts ("ADRs").

The Series may actively trade its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment company securities and other securities in which the Series may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk- Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Overweighting Risk - Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Preferred Securities Risk - Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Small-Cap Stock Risk - Stocks of small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-cap companies may be more vulnerable to adverse business or market developments. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk - Stocks of companies involved in the technology sector may be very volatile.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return Lowest Quarter Return 2Q 2003 28.28% 4Q 2008 -25.31%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns SERIES X (SMALL CAP GROWTH SERIES)	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series X	(1.96%)	(0.79%)	3.88%
Russell 2000 Growth Index	Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)	(2.91%)	2.09%	4.48%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
SERIES X (SMALL CAP GROWTH SERIES) (Prospectus Summary) | SERIES X (SMALL CAP GROWTH SERIES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SERIES X (SMALL CAP GROWTH SERIES)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Series X seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE SERIES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall
		expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 91% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Series X pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings for investment purposes) in equity securities, which include common and preferred stocks, warrants and securities convertible into common or preferred stocks, of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Growth Index. The Series'
benchmark is the Russell 2000 Growth Index, which measures the performance of securities of smaller U.S. companies with greater-than-average growth orientation. Although a universal definition of small-capitalization companies does not exist, for purposes of this fund, the Series generally defines small capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2500 Growth Index, which is an unmanaged index that measures the performance of securities of small-to-mid cap
U.S. companies with higher price-to-book ratios and higher forecasted growth values. As of March 31, 2012, the Russell 2500 Growth Index consisted of securities of companies with capitalizations that ranged from $27.4 million to
$11.6 billion.

Security Investors, LLC, also known as Guggenheim Investments (the "Investment
Manager"), uses a combination of a qualitative economic overview approach in reviewing growth trends that is based upon several fixed income factors, such as the differences in yields between different securities and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks.
The Investment Manager chooses portfolio securities that it believes are attractively valued with the greatest potential for long-term growth of capital and may invest in a limited number of industries or industry sectors. The
Investment Manager identifies the securities of companies that it believes are in the early to middle stages of growth and are valued at a reasonable price.
Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly
(including, without limitation, technology companies.)

The Series typically sells a stock if its growth prospects diminish, or if better opportunities become available.

The Series also may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the
Series' portfolio, to maintain exposure to the equity markets or to increase returns (i.e., speculative purposes). The Series may also invest in American
Depositary Receipts ("ADRs").

The Series may actively trade its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

The Series may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment company securities and other securities in which the Series may invest are restricted securities, which may be illiquid.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in
		the market.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk- Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Overweighting Risk - Overweighting investments in certain sectors or industries of the stock market increases the risk that the Series will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

Preferred Securities Risk - Preferred securities are subject to issuer-specific and market risks applicable to equity securities and generally fluctuate in value more than bonds.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Restricted Securities Risk - Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk, which may result in substantial losses to the Series.

Small-Cap Stock Risk - Stocks of small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-cap companies may be more vulnerable to adverse business or market developments. These risks are likely to be greater for micro-cap companies.

Technology Stocks Risk - Stocks of companies involved in the technology sector
		may be very volatile.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the
		purchase of such products.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return 2Q 2003 28.28% 4Q 2008 -25.31%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
SERIES X (SMALL CAP GROWTH SERIES) (Prospectus Summary) | SERIES X (SMALL CAP GROWTH SERIES) | Russell 2000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.91%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%
SERIES X (SMALL CAP GROWTH SERIES) (Prospectus Summary) | SERIES X (SMALL CAP GROWTH SERIES) | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Annual Return 2002	rr_AnnualReturn2002	(26.50%)
Annual Return 2003	rr_AnnualReturn2003	56.50%
Annual Return 2004	rr_AnnualReturn2004	17.20%
Annual Return 2005	rr_AnnualReturn2005	7.50%
Annual Return 2006	rr_AnnualReturn2006	5.10%
Annual Return 2007	rr_AnnualReturn2007	5.60%
Annual Return 2008	rr_AnnualReturn2008	(47.20%)
Annual Return 2009	rr_AnnualReturn2009	35.20%
Annual Return 2010	rr_AnnualReturn2010	30.10%
Annual Return 2011	rr_AnnualReturn2011	(2.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.31%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series X
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.96%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.79%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.88%

SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES) (Prospectus Summary) | SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES)
SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES)
INVESTMENT OBJECTIVE
Series Y seeks long-term growth of capital.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES) A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES) A
Management fees	0.75%
Other expenses	0.23%
Total annual fund operating expenses	0.98%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES) A	100	312	542	1,201

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance.
During the most recent fiscal year, the Series' portfolio turnover rate was 153%
of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Series Y pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts ("ADRs"), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Growth Index. The Series focuses its investments in a core position of 20-30 common stocks of growth companies which have exhibited consistent above average earnings and/or revenue growth. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Series generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Growth Index, which is an unmanaged index measuring the performance of the large cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values. As of March 31, 2012, the Russell 1000 Growth Index consisted of securities of companies with capitalizations that ranged from $833.2 million to $560.6 billion. The Series is non-diversified, which means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund.

Security Investors, LLC, also known as Guggenheim Investments (the "Investment
Manager"), selects what it believes to be premier growth companies as the core position for the Series using a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as the differences in yields between different securities and interest rates, along with a quantitative fundamental bottom-up approach. Portfolio holdings will be replaced when one or more of a company's fundamentals have changed and, in the opinion of the Investment Manager, it is no longer a premier growth company.

The Series may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Series'
portfolio, to maintain exposure to the equity markets or to increase returns
(i.e., speculative purposes). The Series may also invest in ADRs.

The Series may actively trade its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

The Series may, from time to time, invest a portion of its assets in technology stocks.

The Series may also invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity.

The Series typically sells a stock if its growth prospects diminish or if better opportunities become available.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in the market.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk- Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Non-Diversification Risk - The Series is considered non-diversified because it invests a large portion of the Series' assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Technology Stocks Risk - Stocks of companies involved in the technology sector may be very volatile.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return Lowest Quarter Return 4Q 2009 16.26% 4Q 2008 -20.10%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES)	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
A	Series Y	(4.32%)	(2.56%)	0.18%
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)	2.64%	2.50%	2.60%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES) (Prospectus Summary) | SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Series Y seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE SERIES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall
		expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance.
During the most recent fiscal year, the Series' portfolio turnover rate was 153%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	153.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Series Y pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities, which include common stocks, rights, options, warrants, convertible debt securities, and American Depositary Receipts ("ADRs"), of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Growth Index. The Series focuses its investments in a core position of 20-30 common stocks of growth companies which have exhibited consistent above average earnings and/or revenue growth. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, the Series generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000 Growth Index, which is an unmanaged index measuring the performance of the large cap growth segment of the U.S. equity universe and which includes companies with higher price-to-book ratios and higher forecasted growth values. As of March 31, 2012, the Russell 1000 Growth Index consisted of securities of companies with capitalizations that ranged from $833.2 million to $560.6 billion. The Series is non-diversified, which means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund.

Security Investors, LLC, also known as Guggenheim Investments (the "Investment
Manager"), selects what it believes to be premier growth companies as the core position for the Series using a combination of a qualitative top-down approach in reviewing growth trends that is based upon several fixed income factors, such as the differences in yields between different securities and interest rates, along with a quantitative fundamental bottom-up approach. Portfolio holdings will be replaced when one or more of a company's fundamentals have changed and, in the opinion of the Investment Manager, it is no longer a premier growth company.

The Series may invest a portion of its assets in derivatives, including options and futures contracts. These instruments may be used to hedge the Series'
portfolio, to maintain exposure to the equity markets or to increase returns
(i.e., speculative purposes). The Series may also invest in ADRs.

The Series may actively trade its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

The Series may, from time to time, invest a portion of its assets in technology stocks.

The Series may also invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange-traded funds ("ETFs") and other mutual funds. The Series may use these index-based investments as a way of managing its cash position, or to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity.

The Series typically sells a stock if its growth prospects diminish or if better opportunities become available.

Under adverse or unstable market conditions, the Series could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time and it could reduce the benefit from any upswing in
		the market.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk- Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage through derivatives may cause the
Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Non-Diversification Risk - The Series is considered non-diversified because it invests a large portion of the Series' assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Options and Futures Risk - Options and futures may reduce returns or increase volatility. They also may entail transactional expenses.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Technology Stocks Risk - Stocks of companies involved in the technology sector
		may be very volatile.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Series is considered non-diversified because it invests a large portion of the Series' assets in a small number of issuers. As a result, the Series is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the
		purchase of such products.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return 4Q 2009 16.26% 4Q 2008 -20.10%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES) (Prospectus Summary) | SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES) | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES) (Prospectus Summary) | SERIES Y (LARGE CAP CONCENTRATED GROWTH SERIES) | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	312
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,201
Annual Return 2002	rr_AnnualReturn2002	(26.60%)
Annual Return 2003	rr_AnnualReturn2003	17.80%
Annual Return 2004	rr_AnnualReturn2004	11.60%
Annual Return 2005	rr_AnnualReturn2005	11.80%
Annual Return 2006	rr_AnnualReturn2006	7.50%
Annual Return 2007	rr_AnnualReturn2007	(6.20%)
Annual Return 2008	rr_AnnualReturn2008	(37.10%)
Annual Return 2009	rr_AnnualReturn2009	33.30%
Annual Return 2010	rr_AnnualReturn2010	16.70%
Annual Return 2011	rr_AnnualReturn2011	(4.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.10%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series Y
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.32%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.56%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.18%

SERIES Z (ALPHA OPPORTUNITY SERIES) (Prospectus Summary) | SERIES Z (ALPHA OPPORTUNITY SERIES)
SERIES Z (ALPHA OPPORTUNITY SERIES)
INVESTMENT OBJECTIVE
Series Z seeks long-term growth of capital.
FEES AND EXPENSES OF THE SERIES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall expenses would be higher.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	SERIES Z (ALPHA OPPORTUNITY SERIES) A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SERIES Z (ALPHA OPPORTUNITY SERIES) A
Management fees	1.25%
Other expenses (includes interest & dividend expense from securities sold short)	1.04%
Acquired fund fees and expenses	0.03%
Total annual fund operating expenses	2.32%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SERIES Z (ALPHA OPPORTUNITY SERIES) A	235	724	1,240	2,656

PORTFOLIO TURNOVER
The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 730% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Series Z pursues its objective by investing, under normal market conditions, approximately (1) 37.5% of its total assets according to a long/short strategy with an emphasis on securities of domestic issuers managed by Mainstream
Investment Advisers, LLC ("Mainstream" and the "Domestic Long/Short
Sub-Portfolio"), the Series' sub-adviser, (2) 37.5% of its total assets, managed directly by Security Investors, LLC, also known as Guggenheim Investments (the
"Investment Manager"), according to a long/short strategy with an emphasis on securities of non-U.S. issuers (the "Global Long/Short Sub-Portfolio"), and
(3) 25% of its total assets, also managed directly by the Investment Manager, in a portfolio of equity securities, equity derivatives and fixed income securities
(the "Indexed Sub-Portfolio") that is intended to closely track the performance of the S&P 500 Composite Stock Price Index (the "S&P 500 Index"), which consists of common stocks representing approximately two-thirds of the total market value of all U.S. common stocks. Each of Mainstream and the Investment Manager manages its allocation of the Series' assets according to its respective strategy, and its trading decisions are made independently.

"Alpha" in the Series' name refers to the potential for the Series' portfolio to achieve returns that are favorable relative to the amount of risk taken. Of course, there is no guarantee that the Series will achieve its objective of long-term growth of capital, and an investment in the Series involves significant risk.

All daily cash inflows and outflows will be allocated to the Indexed
Sub-Portfolio of the Series. Approximately once a month, the Investment Manager will review the allocations in each of the sub-portfolios. When the Indexed
Sub-Portfolio is greater than 25% or less than 15% of the Series' total assets, the Investment Manager usually will rebalance the Series' portfolio by reallocating the assets among the sub-portfolios so that the Series returns to the target allocation. The Investment Manager will also usually rebalance the
Domestic and Global Long/Short Sub-Portfolios of the Series when the difference between those sub-portfolios is more than 10% of the Series' total assets so that the percentage of the Series' total assets in each of the Domestic and
Global Long/Short Sub-Portfolios returns to approximately 37.5%.

The Series may invest up to 50% of its net assets in foreign securities, in addition to American Depositary Receipts ("ADRs"). ADRs are dollar-denominated receipts issued generally by U.S. banks, which represent the deposit with the bank of a foreign company's securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Each of the Series' sub-portfolios can invest in foreign securities although the Global Long/Short Sub-Portfolio will invest a larger portion of its assets in foreign securities so that the assets in the Global Long/Short Sub-Portfolio generally will be diversified among investments in a number of different countries throughout the world. The Series may invest in growth stocks as well as issuers of any size, including small-capitalization issuers.

Certain investment vehicles' securities in which the Series may invest may be illiquid.

The Series actively trades its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Series (or each of its sub-portfolios) could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements.
Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

STRATEGIES OF THE DOMESTIC LONG/SHORT SUB-PORTFOLIO

The Series pursues its domestic long/short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in exchange-traded funds ("ETFs") and other securities with equity characteristics. If there are an insufficient number of available securities meeting the purchase criteria of Mainstream, the Series may also hold a portion of its assets in cash and money market instruments, and such holdings may be substantial. Dividend and interest income will be an incidental consideration.
The Series may engage in short sales of securities believed to be overvalued.

Mainstream seeks to identify individual stocks with solid underlying financial fundamentals, trading at levels representing value relative to the market generally. Mainstream uses technical and fundamental methods of analysis to choose stocks for the Series' portfolio. The technical analyses used include:
(1) a relative strength index ("RSI"), which measures the relative strength of current price movements of a single security; (2) price moving averages (i.e., the average value of a security price over a set period); and (3) price relative to historical market averages.

Mainstream also uses bottom-up analysis by evaluating approximately 2,000 actively traded stocks in the marketplace. The bottom-up analysis reviews stock prices in relationship to their stock price moving averages and ranks them by their RSIs. A purchase candidate is identified as a stock that is at fair value or undervalued to the marketplace. A sale candidate is identified as a stock that is expensive or overbought. These action candidates are then grouped by industry. Mainstream prefers that the candidates are concentrated in a particular industry. Mainstream also considers the industry and underlying financial fundamentals of the action candidates. Where the fundamentals are positive relative to their valuations, the stocks may be purchased. Stocks with high RSIs may be sold. Stocks with high RSIs and deteriorating fundamentals may be sold short.

A top-down evaluation of the stock and bond markets, primarily based on their
RSIs, is also used. A high RSI may indicate that the marketplace is expensive or overbought; conversely, a low RSI may indicate that the marketplace is inexpensive or oversold. Mainstream uses the RSI in combination with an analysis of the short-term outlook for corporate earnings, interest rates, currencies and commodities to determine the overall stock to cash and long stock to short stock allocations.

Mainstream actively manages its portion of the Series' portfolio and will buy and sell securities frequently.

STRATEGIES OF THE GLOBAL LONG/SHORT SUB-PORTFOLIO

The Series pursues a global long/short strategy by holding long (purchasing)
foreign and domestic common stocks or convertible stocks of companies which the
Investment Manager believes will outperform the market and by selling short those securities believed to be overvalued or expected to underperform the market.

The Investment Manager may also invest a portion of the Series' assets in options, futures contracts and foreign currencies, which may be used to hedge its portion of the Series' portfolio, to maintain exposure to the equity markets or to increase returns (i.e., speculative purposes). The Investment Manager may engage in short sales of securities believed to be overvalued or expected to underperform the market. The Investment Manager may also invest in emerging market countries. With respect to investments in foreign securities, there is no limit in the amount that the Global Long/Short Sub-Portfolio may invest in securities issued by companies from emerging markets.

The Investment Manager uses both quantitative and qualitative techniques to identify long and short investment opportunities. The Investment Manager's universe of securities begins with the approximately 5,000 of the largest publicly traded companies globally. Through quantitative screening and fundamental analysis, the Investment Manager narrows the universe of securities to a list of long and short investment opportunities. The Investment Manager then builds a portfolio of securities designed to maximize the absolute returns of the sub-portfolio from the Investment Manager's selection methodology while working to maintain prudent risk controls.

The Investment Manager will consider buying a security that is not currently held in the Global Long/Short Sub-Portfolio when the security candidate has passed through the research process and the Investment Manager believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets its criteria. In the case of a security already held in the Global Long/Short Sub-Portfolio, the Investment Manager will consider adding to the position in the event the security has been unusually weak in the market based on the Investment Manager's analysis and the Investment
Manager continues to believe that the one year price objective is valid. The
Investment Manager will consider selling a security if it believes that the price objective is no longer valid. The Investment Manager may also reduce a position in the Global Long/Short Sub-Portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating.

STRATEGIES OF THE INDEXED SUB-PORTFOLIO

With respect to the Indexed Sub-Portfolio, the Investment Manager seeks investment returns that are similar to those of the S&P 500 Index by primarily investing in equity derivatives, such as futures contracts, options on futures contracts, and equity options. An equity derivative is a financial instrument whose value depends on, or is "derived" from, the value of an underlying asset or index, such as the S&P 500 Index. Using S&P 500 Index equity derivatives, the
Investment Manager can obtain investment exposure to the S&P 500 Index equal to the net asset value of the Series that it manages with a fraction of the assets that would be needed to purchase an equivalent amount of equity securities directly. Obtaining magnified investment exposure on a small investment is referred to as "leverage," and it can increase the volatility of the Series'
performance. However, because the Series ultimately is responsible for the entire amount of the investment exposure under an equity derivative, the
Investment Manager will manage the remainder of its portion of the Series so that any leverage achieved through equity derivatives is reduced by other investments. While there are a number of ways of offsetting the leverage achieved through equity derivatives, the Investment Manager generally will do so by investing in fixed income securities in an amount sufficient to meet the
Series' obligations under the equity derivatives.

The Investment Manager actively manages the fixed income securities with a view toward enhancing the Series' total return and recouping some of the transaction and financing costs associated with investing in equity derivatives, which are reflected in the operating costs of the Series. The Series' overall portfolio duration for its investments in fixed income securities is normally not expected to exceed one year. The fixed income securities in which the Series may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities of U.S. issuers, including mortgage backed and other asset-backed securities; and bank certificates of deposit, fixed time deposits and bankers' acceptances.

Although the Investment Manager does not normally invest the Indexed
Sub-Portfolio of the Series' portfolio directly in S&P 500 securities, when equity derivatives appear to be overvalued relative to the S&P 500 Index, the
Series may invest in a "basket" of S&P 500 stocks. The S&P 500 Index is a well known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.
Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return of the S&P
500 Index itself. The Investment Manager may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests.

Stocks chosen for the Series are not limited to those with any particular weighting in the S&P 500 Index. The Series may also invest in ETFs based on the
S&P 500 Index, such as Standard & Poor's Depositary Receipts.
PRINCIPAL RISKS
The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Credit Risk - The Series could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Emerging Markets Risk - Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities, and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage may cause the Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Series' ability to engage in short selling.

Small-Cap Stock Risk - Stocks of small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-cap companies may be more vulnerable to adverse business or market developments. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.
PERFORMANCE INFORMATION
The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the purchase of such products.

Highest Quarter Return Lowest Quarter Return 3Q 2010 15.79% 4Q 2008 -21.68%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns SERIES Z (ALPHA OPPORTUNITY SERIES)	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
A	Series Z	1.77%	4.31%	8.41%	Jul 7, 2003
S&P 500 Index	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	2.11%	(0.25%)	4.78%	Jul 7, 2003

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2012
SERIES Z (ALPHA OPPORTUNITY SERIES) (Prospectus Summary) | SERIES Z (ALPHA OPPORTUNITY SERIES)
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SERIES Z (ALPHA OPPORTUNITY SERIES)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Series Z seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE SERIES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The table below does not take into account any of the expenses associated with an investment in variable insurance products offered by participating insurance companies. The Series is available only through the purchase of such products. If such fees and expenses were reflected, the overall
		expenses would be higher.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction. These costs, which are not reflected in annual operating expenses or in the example, affect the Series' performance. During the most recent fiscal year, the Series' portfolio turnover rate was 730% of the
		average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	730.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. It does not reflect separate account or insurance contract fees and charges, which if reflected would increase expenses.

The Example assumes that you invest $10,000 in the Series for the time periods indicated and reflects expenses whether or not you redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series' operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your costs would
		be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Series Z pursues its objective by investing, under normal market conditions, approximately (1) 37.5% of its total assets according to a long/short strategy with an emphasis on securities of domestic issuers managed by Mainstream
Investment Advisers, LLC ("Mainstream" and the "Domestic Long/Short
Sub-Portfolio"), the Series' sub-adviser, (2) 37.5% of its total assets, managed directly by Security Investors, LLC, also known as Guggenheim Investments (the
"Investment Manager"), according to a long/short strategy with an emphasis on securities of non-U.S. issuers (the "Global Long/Short Sub-Portfolio"), and
(3) 25% of its total assets, also managed directly by the Investment Manager, in a portfolio of equity securities, equity derivatives and fixed income securities
(the "Indexed Sub-Portfolio") that is intended to closely track the performance of the S&P 500 Composite Stock Price Index (the "S&P 500 Index"), which consists of common stocks representing approximately two-thirds of the total market value of all U.S. common stocks. Each of Mainstream and the Investment Manager manages its allocation of the Series' assets according to its respective strategy, and its trading decisions are made independently.

"Alpha" in the Series' name refers to the potential for the Series' portfolio to achieve returns that are favorable relative to the amount of risk taken. Of course, there is no guarantee that the Series will achieve its objective of long-term growth of capital, and an investment in the Series involves significant risk.

All daily cash inflows and outflows will be allocated to the Indexed
Sub-Portfolio of the Series. Approximately once a month, the Investment Manager will review the allocations in each of the sub-portfolios. When the Indexed
Sub-Portfolio is greater than 25% or less than 15% of the Series' total assets, the Investment Manager usually will rebalance the Series' portfolio by reallocating the assets among the sub-portfolios so that the Series returns to the target allocation. The Investment Manager will also usually rebalance the
Domestic and Global Long/Short Sub-Portfolios of the Series when the difference between those sub-portfolios is more than 10% of the Series' total assets so that the percentage of the Series' total assets in each of the Domestic and
Global Long/Short Sub-Portfolios returns to approximately 37.5%.

The Series may invest up to 50% of its net assets in foreign securities, in addition to American Depositary Receipts ("ADRs"). ADRs are dollar-denominated receipts issued generally by U.S. banks, which represent the deposit with the bank of a foreign company's securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Each of the Series' sub-portfolios can invest in foreign securities although the Global Long/Short Sub-Portfolio will invest a larger portion of its assets in foreign securities so that the assets in the Global Long/Short Sub-Portfolio generally will be diversified among investments in a number of different countries throughout the world. The Series may invest in growth stocks as well as issuers of any size, including small-capitalization issuers.

Certain investment vehicles' securities in which the Series may invest may be illiquid.

The Series actively trades its investments without regard to the length of time they have been owned by the Series, which results in higher portfolio turnover.

Under adverse or unstable market conditions, the Series (or each of its sub-portfolios) could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements.
Although the Series would do this only in seeking to avoid losses, the Series may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

STRATEGIES OF THE DOMESTIC LONG/SHORT SUB-PORTFOLIO

The Series pursues its domestic long/short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in exchange-traded funds ("ETFs") and other securities with equity characteristics. If there are an insufficient number of available securities meeting the purchase criteria of Mainstream, the Series may also hold a portion of its assets in cash and money market instruments, and such holdings may be substantial. Dividend and interest income will be an incidental consideration.
The Series may engage in short sales of securities believed to be overvalued.

Mainstream seeks to identify individual stocks with solid underlying financial fundamentals, trading at levels representing value relative to the market generally. Mainstream uses technical and fundamental methods of analysis to choose stocks for the Series' portfolio. The technical analyses used include:
(1) a relative strength index ("RSI"), which measures the relative strength of current price movements of a single security; (2) price moving averages (i.e., the average value of a security price over a set period); and (3) price relative to historical market averages.

Mainstream also uses bottom-up analysis by evaluating approximately 2,000 actively traded stocks in the marketplace. The bottom-up analysis reviews stock prices in relationship to their stock price moving averages and ranks them by their RSIs. A purchase candidate is identified as a stock that is at fair value or undervalued to the marketplace. A sale candidate is identified as a stock that is expensive or overbought. These action candidates are then grouped by industry. Mainstream prefers that the candidates are concentrated in a particular industry. Mainstream also considers the industry and underlying financial fundamentals of the action candidates. Where the fundamentals are positive relative to their valuations, the stocks may be purchased. Stocks with high RSIs may be sold. Stocks with high RSIs and deteriorating fundamentals may be sold short.

A top-down evaluation of the stock and bond markets, primarily based on their
RSIs, is also used. A high RSI may indicate that the marketplace is expensive or overbought; conversely, a low RSI may indicate that the marketplace is inexpensive or oversold. Mainstream uses the RSI in combination with an analysis of the short-term outlook for corporate earnings, interest rates, currencies and commodities to determine the overall stock to cash and long stock to short stock allocations.

Mainstream actively manages its portion of the Series' portfolio and will buy and sell securities frequently.

STRATEGIES OF THE GLOBAL LONG/SHORT SUB-PORTFOLIO

The Series pursues a global long/short strategy by holding long (purchasing)
foreign and domestic common stocks or convertible stocks of companies which the
Investment Manager believes will outperform the market and by selling short those securities believed to be overvalued or expected to underperform the market.

The Investment Manager may also invest a portion of the Series' assets in options, futures contracts and foreign currencies, which may be used to hedge its portion of the Series' portfolio, to maintain exposure to the equity markets or to increase returns (i.e., speculative purposes). The Investment Manager may engage in short sales of securities believed to be overvalued or expected to underperform the market. The Investment Manager may also invest in emerging market countries. With respect to investments in foreign securities, there is no limit in the amount that the Global Long/Short Sub-Portfolio may invest in securities issued by companies from emerging markets.

The Investment Manager uses both quantitative and qualitative techniques to identify long and short investment opportunities. The Investment Manager's universe of securities begins with the approximately 5,000 of the largest publicly traded companies globally. Through quantitative screening and fundamental analysis, the Investment Manager narrows the universe of securities to a list of long and short investment opportunities. The Investment Manager then builds a portfolio of securities designed to maximize the absolute returns of the sub-portfolio from the Investment Manager's selection methodology while working to maintain prudent risk controls.

The Investment Manager will consider buying a security that is not currently held in the Global Long/Short Sub-Portfolio when the security candidate has passed through the research process and the Investment Manager believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets its criteria. In the case of a security already held in the Global Long/Short Sub-Portfolio, the Investment Manager will consider adding to the position in the event the security has been unusually weak in the market based on the Investment Manager's analysis and the Investment
Manager continues to believe that the one year price objective is valid. The
Investment Manager will consider selling a security if it believes that the price objective is no longer valid. The Investment Manager may also reduce a position in the Global Long/Short Sub-Portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating.

STRATEGIES OF THE INDEXED SUB-PORTFOLIO

With respect to the Indexed Sub-Portfolio, the Investment Manager seeks investment returns that are similar to those of the S&P 500 Index by primarily investing in equity derivatives, such as futures contracts, options on futures contracts, and equity options. An equity derivative is a financial instrument whose value depends on, or is "derived" from, the value of an underlying asset or index, such as the S&P 500 Index. Using S&P 500 Index equity derivatives, the
Investment Manager can obtain investment exposure to the S&P 500 Index equal to the net asset value of the Series that it manages with a fraction of the assets that would be needed to purchase an equivalent amount of equity securities directly. Obtaining magnified investment exposure on a small investment is referred to as "leverage," and it can increase the volatility of the Series'
performance. However, because the Series ultimately is responsible for the entire amount of the investment exposure under an equity derivative, the
Investment Manager will manage the remainder of its portion of the Series so that any leverage achieved through equity derivatives is reduced by other investments. While there are a number of ways of offsetting the leverage achieved through equity derivatives, the Investment Manager generally will do so by investing in fixed income securities in an amount sufficient to meet the
Series' obligations under the equity derivatives.

The Investment Manager actively manages the fixed income securities with a view toward enhancing the Series' total return and recouping some of the transaction and financing costs associated with investing in equity derivatives, which are reflected in the operating costs of the Series. The Series' overall portfolio duration for its investments in fixed income securities is normally not expected to exceed one year. The fixed income securities in which the Series may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities of U.S. issuers, including mortgage backed and other asset-backed securities; and bank certificates of deposit, fixed time deposits and bankers' acceptances.

Although the Investment Manager does not normally invest the Indexed
Sub-Portfolio of the Series' portfolio directly in S&P 500 securities, when equity derivatives appear to be overvalued relative to the S&P 500 Index, the
Series may invest in a "basket" of S&P 500 stocks. The S&P 500 Index is a well known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.
Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return of the S&P
500 Index itself. The Investment Manager may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests.

Stocks chosen for the Series are not limited to those with any particular weighting in the S&P 500 Index. The Series may also invest in ETFs based on the
		S&P 500 Index, such as Standard & Poor's Depositary Receipts.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Series are listed below.

Active Trading Risk - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the
Series.

Convertible Securities Risk - Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase.
Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Credit Risk - The Series could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

Derivatives Risk - Derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including the risk that the Series will be unable to sell, unwind or value the derivative because of an illiquid market, the risk that the derivative is not well correlated with underlying investments or the Series' other portfolio holdings, and the risk that the counterparty is unwilling or unable to meet its obligation. The use of derivatives by the Series to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. Furthermore, if the
Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could result in a loss, which in some cases may be unlimited.

Emerging Markets Risk - Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.

Equity Securities Risk - Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company.
The Series may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk - Foreign securities, including investments in foreign securities through ADRs, carry additional risks when compared to U.S.
securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

Growth Stocks Risk - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.

Index Risk - Investments intended to track a benchmark index may not have performance that corresponds with the performance of the benchmark index for any period of time and may underperform the overall stock market.

Interest Rate Risk - Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the
Series' securities, and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk - Investing in other investment vehicles, including ETFs and other mutual funds, subjects the Series to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease.
Moreover, the Series and its shareholders will incur its pro rata share of the underlying vehicles' expenses.

Leverage Risk - The Series' use of leverage may cause the Series to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

Liquidity Risk - Investments are subject to liquidity risk when they are difficult to purchase or sell.

Management Risk - The Series is actively managed. There is no guarantee that the investment strategies will be successful.

Market Risk - The market value of the securities held by the Series may fluctuate as a result of factors affecting individual companies or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Series in a different country or geographic region.

Regulatory and Legal Risk - U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Series, the strategies used by the Series or the level of regulation applying to the Series (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Series.

Short Sales Risk - Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security.
The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Series' ability to engage in short selling.

Small-Cap Stock Risk - Stocks of small-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-cap companies may be more vulnerable to adverse business or market developments. These risks are likely to be greater for micro-cap companies.

Value Stocks Risk - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes
		down.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment in the Series will fluctuate and is subject to investment risks, which means investors could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance. As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.

The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower. Shares of the Series are available only through the
		purchase of such products.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provide some indication of the risks of investing in the Series by showing changes in the Series' share performance from year to year and by showing how the Series' average annual returns for one, five, and ten years have compared to those of a broad measure of market performance.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The performance figures do not reflect fees and expenses associated with an investment in variable insurance products through which shares of the Series are purchased, and, if such fees and expenses were reflected, the performance figures would be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest Quarter Return Lowest Quarter Return 3Q 2010 15.79% 4Q 2008 -21.68%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
SERIES Z (ALPHA OPPORTUNITY SERIES) (Prospectus Summary) | SERIES Z (ALPHA OPPORTUNITY SERIES) | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2003
SERIES Z (ALPHA OPPORTUNITY SERIES) (Prospectus Summary) | SERIES Z (ALPHA OPPORTUNITY SERIES) | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Other expenses (includes interest & dividend expense from securities sold short)	rr_OtherExpensesOverAssets	1.04%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	235
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	724
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,240
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,656
Annual Return 2002	rr_AnnualReturn2002	12.60%
Annual Return 2003	rr_AnnualReturn2003	6.70%
Annual Return 2004	rr_AnnualReturn2004	13.10%
Annual Return 2005	rr_AnnualReturn2005	18.20%
Annual Return 2006	rr_AnnualReturn2006	(34.80%)
Annual Return 2007	rr_AnnualReturn2007	30.40%
Annual Return 2008	rr_AnnualReturn2008	20.70%
Annual Return 2009	rr_AnnualReturn2009	1.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.68%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Series Z
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 7, 2003